As Filed with the
Commission on February 27, 1998
Registration No. 2-80805
SEC File No. 811-3615

                   Securities and Exchange Commission
                          Washington, D.C.

                             Form N-1A

Registration Statement Under the Securities Act of 1933    X

     Pre-Effective Amendment No.

     Post-Effective Amendment No.   20                     X

Registration Statement Under the Investment Company Act
of 1940                                                    X

     Amendment No. 23

                         Mosaic Equity Trust
          (Exact Name of Registrant as Specified in Charter)

           1655 Fort Myer Drive, Arlington, Virginia  22209

            Registrant's Telephone Number:  (703) 528-3600

                W. Richard Mason, Secretary
                        Mosaic Equity Trust
                      1655 Fort Myer Drive
                   Arlington, Virginia  22209
               (Name and Address of Agent for Service)

 Copies to:
                    John Rashke, Esquire
                   DeWitt Ross & Stevens, LC
                   8000 Excelsior Drive
                   Madison, Wisconsin 53717

                    David Leahy, Esquire
                   Sullivan & Worcester, LLP
               1025 Connecticut Avenue, N.W.
                 Washington, D.C.  20036

Approximate Date of Proposed Public Offering:
  It is proposed that this filing will become effective:
     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on February 1, 1998 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on May 1, 1998 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Mosaic Equity Trust
                                          Investors Fund
                                          Balanced Fund
                                          Mid-Cap Growth Fund
                                          Foresight Fund

Cross-Reference Sheet

Form N1-A

Part A, Information Required in a Prospectus

Item 1       Inside cover Page
Item 2       Expense Summary
Item 3       Financial Highlights
Item 4       Inside cover, About Mosaic Equity Trust,
             Investment Objective, Investment
             Policies, Risk Considerations/Investment
             Risks
Item 5       Management of the Trust
Item 5A      Incorporated by reference in the
             Registrant's annual report
Item 6       The Trust and Its Shares, Dividends,
             Performance Information, Taxes
             (including Federal Tax Considerations
             and State Tax Considerations), Net
             Asset Value, Shareholder Account Transactions How to Open a New Account, How to Purchase Additional Shares, How to Redeem Shares and rear cover page
Item 7       How to Purchase Additional Shares
Item 8       How to Redeem Shares
             (Additional Charges and How to Close An Account)
Item 9       Not applicable

Part B, Items Required in a Statement of
Additional Information

Item 10      Cover page
Item 11      Table of Contents (Cover page)
Item 12      Introductory Information
Item 13      Supplemental Investment Policies,
             Investment Limitations
Item 14      The Investment Advisor, Trustees and
             Officers
Item 15      Organization of the Trust, Trustees and
             Officers
Item 16      The Investment Advisor, Administrative
             and Other Expenses, Custodians and
             Special Custodians,
Item 17      Portfolio Transactions
Item 18      Organization of the Trust
Item 19      Shareholder Transactions, Redemptions,
             Declaration of Dividends, Determination
             of Net Asset Value
Item 20      Additional Tax Matters
Item 21      Not applicable
Item 22      Yield and Total Return Calculations
Item 23 Annual Reports are incorporated by reference and discussed in Financial Statements and Independent Auditors' Report, Legal Matters & Inde-pendent Auditors, Additional Information

Part C, Other Information

Items 24 through 32 follow Part B

Prospectus/May 1, 1998
1655 Fort Myer Drive, Arlington, Virginia 22209-3108

Mosaic Equity Trust
Foresight Fund

Mosaic Equity Trust Foresight Fund (the "Fund") is a diversified mutual fund whose goal is to obtain capital appreciation for its investors with the additional objective of being sensitive to potential major market advances and declines. As such, the Fund may hold very substantial cash reserves or bonds at times when the Advisor believes the stock market is highly vulnerable and subject to a meaningful decline, reversal or sell off.

Features

     o     No commissions or sales charges
     o     $1,000 minimum initial investment
     o     No "12b-1" fees
     o     Free exchanges with other Mosaic mutual funds
     o     Purchases and redemptions by mail or by wire
     o     Telephone exchanges and redemptions

This prospectus is intended to be a concise statement of information investors should know before investing. After reading the prospectus, it should be retained for future reference. A paper copy of the prospectus is available to investors who received an electronic prospectus without charge by calling or writing the Trust. The
Securities and Exchange Commission maintains a site on the Worldwide Web that contains reports, proxy and information statements and other information regarding the Trust at http://www.sec.gov.

A Statement of Additional Information concerning the Trust, bearing the same date as this prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge by calling or writing the Trust.

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Madison Mosaic, LLC
Investment Advisor

Table of Contents

About Mosaic Equity Trust            3
Expense Summary                      3
Financial Highlights                 4
Investment Objective                 5
Investment Policies                  5
Investment Risks                     5
Specialized Investment Techniques    6
Management of the Trust              6
The Trust and its Shares             7
Dividends                            7
Performance Information              7
Taxes                                7
Net Asset Value                      8
Shareholder Account Transactions     8
How to Open a New Account            8
How to Purchase Additional Shares    9
How to Redeem Shares                 9
Other Fees and Services             10

Custodian
Star Bank N.A.
Cincinnati, OH 45202

Independent Accountants
Deloitte & Touche LLP

Telephone Numbers
     Shareholder Services
          Washington, DC area:     703-528-6500
          Toll-free Nationwide:     888-670-3600

     Mosaic Tiles (24-hour automated information)
          Toll-free Nationwide:     800-336-3063

About Mosaic Equity Trust
Mosaic Equity Trust (the "Trust") is a diversified, open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust is managed by Madison Mosaic, LLC, a wholly-owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor") of the same address as the Trust. Only shares in the Trust's Foresight Fund (the "Fund") are offered by means of this prospectus.
The Trust may offer additional funds which are managed independently. Currently there are three such additional funds offered by a separate prospectus: the Investors Fund, the Balanced Fund, and the Mid-Cap Growth Fund.

Expense Summary
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                      None
Maximum Sales Load Imposed on Reinvested Dividends           None
Deferred Sales Load                                          None
Redemption Fee                                               None
Exchange Fee                                                 None
Annual Fund Operating Expenses After Expense Reimbursements (as a percentage of average net assets)
Management Fees                          0.75%
12b-1 Fee                                None
Other Expenses                           0.50%
  Total Fund Operating Expenses          1.25%
Example      1 year     3 years     5 years     10 years
     You would pay the following expenses on a $1,000
     investment, assuming (1) a five percent annual return
     and (2) redemption at the end of each period:
               $13        $40        $69         $151

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor will bear directly and indirectly. For a detailed discussion of the Fund's fees and expenses, see "Management of the Trust."

The hypothetical example shown above is based on the restated expense levels listed under the caption "Annual Fund Operating Expenses" and is intended to provide an understanding of the level of expenses that might be incurred in the future. The five percent return used in the example is arbitrary and is for illustrative purposes only; it should not be considered representative of the Trust's past or future performance, nor should the expenses in the example be considered representative of future expenses, which may actually be greater or less than those shown. Additional fees and transaction charges described elsewhere in this prospectus, if applicable, will increase the level of expenses that can be incurred (fees for certain wire transfers, stop payments on checks, bounced investment checks, and retirement plans are described on pages 8-11).

The operating expenses shown above have been restated effective as of the date of this prospectus to reflect actual expenses that an investor will bear. Prior to January 1, 1998, the Fund pursued different investment objectives and policies which involved higher operating expenses. For the year ending December 31, 1997, the Advisor waived a portion of its management fees of 1.00%. Had it not done so, the total fund operating expenses would have been 2.41%.

Financial Highlights

The financial highlights data presented below reflects performance of the Fund before adopting its current investment objectives and policies on January 1, 1998 and may not be representative of the Fund's performance after December 31, 1997. The financial highlights data for a share outstanding and other performance information for the nine-month period ended December 31, 1997 appearing below is from the financial statements audited by Deloitte & Touche LLP, independent accountants, whose report appears in the Annual Report to Shareholders. This report is incorporated by reference in the Statement of Additional Information and is available by calling or writing the Trust. The financial highlights data for a share outstanding and other performance information for the fiscal years ending March 31, 1997, 1996, and 1995 and for the period beginning on the fund's inception on April 16, 1993 through March 31, 1994 appearing below is derived from the financial statements audited by Ernst & Young LLP.

                                                                                               Ratio of
                    Net                                                               Ratio of net
      Net           realized &        Distri-                   Net           Net     expenses investment
      asset  Net    unrealized        butions                   asset         assets  to      income
      value  invest. gain  Total from from netDist.             value         end of  average (loss)     Port.  Average
      begin  income (loss) on invest. invest. fm. cap.Total     end of Total  period  net     to average turnover commn
      period (loss) invest's operat's income  gains   dist'ions period return (1000s) assets  net assets rate rate paid


19975$10.968$(0.005)  $(0.501) $(0.506)---    ---      ---     $10.462 (4.60)% $1,914   2.41%2 0.05%2      2%   $0.0010
19976  9.862  0.012     1.094    1.106 ---    ---      ---      10.968 11.21    2,582   2.50   0.10       47     0.0035
19966  8.501  0.044     1.387    1.431 (0.070)---      (0.070)   9.862 16.88    3,116   2.38   0.43       78     --
19956 12.511  0.022    (2.491)  (2.469)(0.025)(1.516)  (1.541)   8.501(22.20)   3,319   2.05   0.21       65     --
19941 10.000 (0.035)    2.546    2.511 ---    ---      ---      12.511 26.192   3,526   1.812 (0.48)2     83     --

1      For the period from April 16, 1993 (inception) to March 31, 1994
2     Annualized
3     Had the Advisor not waived advisory fees, the Fund's annualized ratios of expenses and net investment loss to average net assets would have been 2.92% and (0.56)%, respectively, for the none-month period ended December
31, 1997; 3.00% and (0.40)%, respectively, for the year ended March 31, 1997; 2.97% and (0.17)%, respectively, for the year ended March 31, 1996; and
3.05% and (0.79)%, respectively, for the year ended March 31, 1995.  Had the Advisor not waived the advisory fee and deferred a portion of the operating expenses, the Fund's annualized ratios of expenses and net investment loss to average net assets would have been 4.24% and (2.92)%, respectively, for the period from inception to March 31, 1994. Ratio of expenses to average net assets includes fees paid indirectly for the year ended March 31, 1996 and thereafter.
4     Required disclosure for fiscal years beginning after September 1,
1995 pursuant to SEC regulations
5     For the nine month period ended December 31, 1997
6     For the year ended March 31

Notes: Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp.

Investment Objective

The Fund's basic investment objective is capital appreciation. The Fund's basic investment objective is combined with secondary goals of preserving capital and reducing the Fund's exposure to market risk. Achieving the Fund's investment objectives will depend on the Advisor's ability to assess the effects of market and economic indicators on the stock market trends and the Advisor's stock selection capabilities.

The Fund's investment objective may be changed without shareholder approval. Shareholders will, however, receive prior written notice of any material change. There can be no assurance that the Fund's investment objective will be achieved.

Investment Policies

Beginning in 1998, much of the research will involve a study of the history of market turns and shifts in direction. Technical analysis will be employed to spot such changes and to identify market trends and their momentum. Trend analysis will assist the managers by determining whether markets are overbought or oversold or overextended in their recent trading trend. Interrelationship between markets are important.

The Advisor believes that changes in direction in the bond market, interest rates and credit conditions give important signals of upcoming stock market movements. Analysis will include changes in estimated and reported earnings and earnings growth rates in order to determine the trend toward raising or lowering earnings estimates on key companies.

It is expected that the changes in allocation made by the Advisor will be neither small nor incremental. The Advisor expects to make changes in the Fund's exposure to equities in increments of about 25% at appropriate times. The Advisor desires to make shifts from 100% (or as close to 100% as is reasonably possible) in equities to 75%, 50%, 25% or 0% in stocks, rather than making smaller percentage changes. But it is possible that the actual percentages may differ from such percentages due to the time needed to trade and reposition the portfolio, as well as due to market-related changes in the value of securities.

Stocks selected will represent primarily well-established, high-quality companies that have a demonstrated pattern of consistent growth. To a lesser extent, the Fund may invest in smaller "mid-cap" companies that may offer more rapid growth potential.

At such times as the Advisor believes that in investment in bonds will provide greater potential for capital appreciation and preservation than an investment in stocks, money market funds or short-term instruments, the Fund may own government, government agency or corporate bonds rated BAA or higher by either Standard & Poor's or Moody's. Bonds may not exceed 10 years in maturity.

The Fund's fundamental investment policies, which may not be changed without a shareholder vote, limit investments in the securities of any one issuer (excluding U.S. Government securities) to five percent of a Fund's total assets as of the date of purchase. Additionally, the Fund will not invest more than 15 percent of its total assets in securities which cannot be liquidated within seven days, and it will not invest more than 25 percent of its total assets in securities of issuers in a single industry. The Fund does not intend to borrow under normal circumstances and will not borrow amounts exceeding 25 percent of total assets. Other fundamental policies are described in the Statement of Additional Information.

Investment Risks

The Fund's holdings will be subject to the economic, business and market risks associated with common stock investment. As a result, an investor's shares, when redeemed, may be worth more or less than original cost. In addition, the "mid-cap" companies described in the "Investment Policies" section bear a higher level of this common stock market risk.

Since the Fund will not invest for current income, the Fund may be unsuitable for persons who must depend on the invested funds for such purpose.

While the Fund is a diversified mutual fund, it intends to maintain a concentration in only 20-25 stocks, with each stock representing no more than 5% of the portfolio at cost. As a result, the Fund's daily net asset value may be more volatile than a fund with greater portfolio diversification.

In light of the Fund's policies of changing its allocation of stocks and fixed-income securities, the Fund's annual portfolio turnover rate may exceed 100%. If the Fund engages in short-term trading in order to achieve its objectives, it may increase portfolio turnover and incur larger brokerage commissions and other expenses than might otherwise be the case. In addition, short-term trading may generate capital gains to the extent such trading involves the sale of appreciated securities.

In accordance with its investment objectives, the Advisor is monitoring developments as they relate to the so-called "Millennium Bug": The computer problem that may cause errors when the calendar reaches January 1, 2000. The Millennium Bug may cause disruption in securities and other markets that affect the national and global economy. The Trust is taking appropriate measures to help ensure that the Millennium Bug does not interrupt its own portfolio and shareholder accounting or the Advisor's management operations.

Specialized Investment Techniques
To achieve its objectives, the Fund may use certain specialized investment techniques.  These include repurchase agreements, investments
in "when-issued" securities,         writing covered call options, or closed-
end funds and loans of Fund securities. Use of these techniques may involve certain risks, some of which are summarized below and described further in the Statement of Additional Information.

Repurchase agreements involve the sale of securities to the Fund by a financial institution or securities dealer, simultaneous with an agreement by that seller to repurchase the securities at the same price, plus interest, at a later date. The Fund will limit the parties with which it will engage in repurchase agreements to those financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines adopted by the Trust's Board of Trustees. The Advisor will follow procedures to ensure that all repurchase agreements acquired by the Fund are always at least 100 percent collateralized as to principal and interest.

When investing in repurchase agreements, the Fund relies on the other party to complete the transaction on the scheduled date. Should the other party fail to do so, the Fund would hold securities it did not intend to own. Were it to sell such securities, the Fund might incur a loss. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Fund could encounter difficulties and might incur losses upon the exercise of its rights under the repurchase agreement.

The Fund may invest up to five percent of the value of its total assets in shares of any closed-end fund that holds securities of the type purchased by the Fund. Closed-end funds differ from open-end investment companies in that their price is not based on the net asset value of the underlying securities of the fund. As such, the price of a closed-end fund may fluctuate without regard to the value of the securities it holds.

Management of the Trust
The Trustees. Under the terms of the Declaration of Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees are ultimately responsible for the conduct of the Trust's affairs. They serve indefinite terms of unlimited duration, and they appoint their own successors, provided that at least two-thirds of the Trustees have been elected by shareholders. The Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the Trust's outstanding shares.

The Advisor.  Madison Mosaic, LLC (formerly known as Bankers Finance
Advisors, LLC) is a wholly-owned subsidiary of      Madison Investment
Advisors, Inc., 6411 Mineral Point Road, Madison, Wisconsin, 53705. Madison Mosaic, LLC manages assets of approximately $200 million in assets in the Mosaic family of mutual funds, which includes stock, bond and money market portfolios. Madison Investment Advisors, Inc., a registered investment advisory firm for over 24 years, provides professional portfolio management services to a number of clients and has approximately $3 billion under management.

The Advisor is responsible for the day-to-day administration of the Trust's activities. Investment decisions regarding the Fund can be influenced in various manners by a number of individuals.
The individual primarily responsible for the management of the Foresight Fund is Frank E. Burgess. Mr. Burgess, President and founder of Madison, began managing the Fund after July 31, 1996.

The Advisor is controlled by Madison Investment Advisors, Inc. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp., the Trust's previous Advisor, effective July 31, 1996. The Advisor has the same address as the Trust.

Compensation. For its services to the Fund under its investment advisory agreement with the Trust, the Advisor receives a fee, payable monthly, calculated as one percent per annum of the average daily net assets of the Foresight Fund. This fee is higher than that paid by most investment companies. Therefore, the Advisor has irrevocably waived twenty-five percent of its compensation for 1998. As a result, its advisory fee will be limited to three-quarters of one percent per year of the average daily net assets of the Fund through December 31, 1998. As of the date of this prospectus, the Advisor has no intention of discontinuing such waiver after December 31, 1998. The Advisor may compensate certain financial organizations for services resulting in purchases of Fund shares.

Distributor. GIT Investment Services, Inc. of the same address as the Trust, acts as the Trust's distributor.

Services Agreement. Under a separate Services Agreement with the Trust, the Advisor provides certain operational and other support services for which it receives a fixed fee intended to be at or below the cost of providing such services calculated as a percentage of the average daily net assets of the Fund. As of the date of this prospectus, such fee is 0.50%. Such fee is subject to review and approval at least annually by the Trustees (see "Expense Summary"). Such fee pays for the Trust's expenses, including the costs of the following: shareholder services; legal, custodian and audit fees; trade association memberships; accounting; certain Trustees' fees and expenses; fees for registering the Trust's shares; the preparation of prospectuses, proxy materials and reports to shareholders; and the expense of holding shareholder meetings.

Transfer Agent and Dividend Paying Agent. The Trust acts as its own transfer agent and dividend paying agent.

The Trust and Its Shares
Under the terms of the Declaration of Trust, the Trustees may issue an unlimited number of whole and fractional shares of beneficial interest without par value for each series of shares they have authorized. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Under Massachusetts law, the shareholders may, under certain circumstances, be held personally liable for the Trust's obligations; the Declaration of Trust, however, provides indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

Shares in four Mosaic Equity Trust funds are currently authorized by the
Trustees: Foresight Fund, Mid-Cap Growth Fund, Investors Fund and Balanced Fund. The shares of each fund represent a separate series of shares and are all of a single class, each representing an equal proportionate share in the assets, liabilities, income and expense of the respective fund and each having the same rights as any other share within the series. Each share has one vote and fractional shares have fractional votes. Voting is not cumulative.

The Trust does not intend to hold annual shareholder meetings.
Shareholder inquiries can be made to the offices of the Trust at the address on the cover of this prospectus.

Dividends
The Fund's net income, if any, is declared as dividends and distributed to shareholders annually at the end of the year. Any net realized capital gains also will be paid to shareholders annually as capital gains distributions. Distributions are paid in the form of additional shares credited to investor accounts, unless a shareholder elects in writing to receive dividend checks.

Performance Information
From time to time, the Fund advertises its total return. Total return is based on historical data and is not intended to indicate future performance. For advertising purposes, total return takes into account changes in share price and assumes that dividends and other distributions are reinvested when paid. In addition to average annual total return, the Fund may quote total return over various periods and may quote the aggregate total return for a period.

The Trust may also cite the ranking or performance of the Fund as reported in the public media or by independent performance measurement firms. The Fund's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address on the first page of this prospectus.

Taxes

Federal
For federal income tax purposes, the Fund intends to maintain its status under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. It does this by distributing to shareholders 100 percent of its net income and net capital gains, if any, by the end of its fiscal year. The Code also requires the Fund to distribute at least 98 percent of its net income and capital gains realized from the sale of investments by the end of each calendar year. The capital gains distribution is determined as of October 31 each year. Capital gains distributions, if any, are taxable to the shareholder. For tax purposes, the Trust will send shareholders an annual notice of dividends and other distributions paid during the prior year.

State and Local
At the federal as well as state and local levels, dividend income and capital gains are generally considered taxable income. Because tax laws vary from state to state, shareholders should consult their tax advisors concerning the impact of mutual fund ownership in their own tax jurisdictions.

Cost Basis
Because the Fund's share price fluctuates, a redemption of shares by the investor creates a capital gain or loss which has tax consequences. It is the shareholder's responsibility to calculate the cost basis of shares purchased. Investors are advised to retain all statements received from the Trust and to maintain accurate records of their investments.

Certification of Tax Identification Number
Shareholders who fail to provide a valid social security or tax identification number may be subject to federal withholding at a rate of 31 percent of dividends and capital gains distributions. Any fine assessed against the Trust as a result of an investor's failure to provide a valid social security or tax identification number will be charged against the investor's account.

Net Asset Value
Net asset value is calculated as of the close of the New York Stock Exchange each day the New York Stock Exchange is open for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting liabilities and dividing the result by the total number of outstanding shares for the Fund.

For purposes of calculating net asset value, securities traded on securities exchanges are valued at their daily closing sale prices, if available, and if not available, such securities are valued at the mean between the bid and ask prices. Other securities for which current market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith according to procedures established by the Trustees. The Trust may use an independent pricing service for determination of securities values.

Shareholder Account Transactions
Please call a Mosaic Account Executive if you have any questions. Our local number in the Washington, DC area is (703) 528-6500 and our toll-free nationwide number is (888) 670-3600.

Confirmations and Statements
Daily Transaction Confirmation. All purchases and redemptions are confirmed in writing with a transaction confirmation. Transaction confirmations are usually mailed within a day or two after the transaction is posted to the account.

Quarterly Statement. Quarterly statements are mailed at the end of each calendar quarter. The statements reflect account activity for the most recent quarter. At the end of the calendar year, the statement will reflect account activity for the entire year.

It is strongly recommended that shareholders retain all daily transaction confirmations until they receive their quarterly statements. Likewise, shareholders should retain all of the quarterly statements until they receive the year-end statement showing the activity for the entire year.

Changes to an Account
To make any changes to an account, it is recommended that shareholders call an Account Executive to discuss the changes to be made and inquire about any necessary documentation. Though some changes may be made by phone, generally, in order to make any changes to an account, Mosaic may require a written request signed by all of the shareholders with their signatures guaranteed.

Telephone Transactions. The options to initiate exchanges and certain redemptions and to obtain account balance information by telephone are available automatically to all shareholders. Mosaic will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration changes, must be authorized in writing.

Certificates. Certificates will not be issued to represent shares in the Funds.

How to Open a New Account
Minimum Initial Investment
$1,000 for a regular account
$500 for an IRA account

$100 for an Education IRA Plus account

By Check
New accounts may be opened by completing an application and forwarding it along with a check payable to Mosaic Funds to:

Mosaic Funds
1655 Fort Myer Drive, Suite 1000
Arlington, VA 22209-3108

By Wire
Please call Mosaic before money is wired to ensure proper and timely credit.

When a new account is opened by wire, the shareholder is required to submit a signed application promptly thereafter. Payment of redemption proceeds is not permitted until a signed application is received in proper form by Mosaic. Please wire money to:

Star Bank N.A.
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6 for processing incoming wires of less than $1,000.

By Exchange
Shareholders may open a new account by exchange from an existing account when the account registration and tax identification number will remain the same. A new account application is required only when the account registration or tax identification number will differ from that on the application for the original account. Exchanges may only be made into funds that are sold in the shareholder's state of residence.

How to Purchase Aditional Shares
Purchase Price. Share prices (net asset values) are determined every day that the New York Stock Exchange is open. Purchases are priced at the next share price determined after the purchase request is received in proper form by Mosaic.

Purchases and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including purchases by Electronic Funds Transfer "EFT") used for purchase of the shares has cleared. Such deposit items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made by federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold. All purchases earn dividends from the day after the day of credit to a shareholder's account, even while not collected.

By Check
Subsequent investments may be made for $50 or more. Please make check payable to Mosaic Funds and mail it along with an investment slip or an indication as to which fund and account it should be credited.

Mosaic Funds
PO Box 640393
Cincinnati, OH 45264-0393

By Wire
Shareholders should call Mosaic before the money is wired to ensure proper and timely credit.

Please wire money to:
Star Bank N.A.
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee.  There may be a charge of $6 for processing incoming wires of less than $1,000.

By Automatic Investment Plan
Shareholders may elect to have an automatic investment plan whereby Mosaic will automatically initiate a credit to their Mosaic account and debit the bank account they designate each month. The automatic investment is processed as an electronic funds transfer (EFT). To establish an automatic investment plan, complete the appropriate section of the application or call an Account Executive for information. The minimum monthly amount for an EFT is $100. Shareholders may change the amount or discontinue the automatic investment plan any time.

How to Redeem Shares
Redemption Price.  Share prices (net asset values) are determined every day that the New York Stock Exchange is open. Redemptions are priced at the next share price determined after the redemption request is received in proper form by Mosaic.

Signature Guarantees.  To protect shareholder investments, Mosaic requires signature guarantees for certain redemptions. A signature guarantee helps Mosaic ensure the identity of the authorized shareholder(s). Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instruction on an account. A signature guarantee is required for any redemption when (1) the proceeds are to be greater than $50,000 (unless proceeds are being wired to a pre-authorized bank and account), (2) the proceeds are to be delivered to someone other than the shareholder of record, (3) the proceeds are to be delivered to an address other than the address of record, or (4) there has been any change to the registration or account privilege within the last 15 days. Mosaic accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange. A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions and Uncollected Funds.  To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including EFT) used for purchase of the shares has cleared. Such deposited items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made with cash, federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold.

By Telephone or By Mail
Upon request by telephone or in writing, a redemption check up to $50,000 may be sent to the shareholder and address of record only. A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder and address of record, must be made in writing, signed by all shareholders with their signatures guaranteed. See section Signature Guarantees above. Redemption requests in proper form received by mail and telephone are normally processed within one business day.

Stop Payment Fee.  To stop payment on a check issued by Mosaic, call our
Shareholder Service department. Normally, the Fund charges a fee of $28, or the cost of stop payment, if greater, for stop payment requests on a check issued by Mosaic on behalf of a shareholder.
Certain documents may be required before such a request can be processed.

By Wire
With one business day's notice, funds can be sent by wire transfer to the bank and account designated on the account application or by subsequent written authorization. Share-holders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instructions on an account. Redemption by wires can be arranged by calling the telephone numbers on the cover of this prospectus. Requests for wire transfer must be made by 4:00 p.m. Eastern time the day before the wire will be sent.

Wire Fee.  There will be a $10 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire if greater.

By Exchange
Shareholders may redeem shares from one Mosaic account and concurrently invest the proceeds in another Mosaic account by telephone when the account registration and tax identification number remain the same. There is no charge for this service.

By Systematic Withdrawal Plan
Shareholders may elect to have a systematic withdrawal plan whereby Mosaic will automatically redeem shares in their Mosaic account and send proceeds to a designated recipient. To establish a systematic withdrawal plan, complete the appropriate section of the application or call an Account Executive for information. The minimum amount for a systematic withdrawal is $100. Shareholders may change the amount or discontinue the systematic withdrawal plan anytime.

Electronic Funds Transfer Systematic Withdrawal. A systematic withdrawal can be processed as an electronic funds transfer, commonly known as EFT, to credit a bank account or financial institution.

Check Systematic Withdrawal. Or it can be processed as a check which is mailed to anyone designated by the shareholder.

How to Close an Account
To close an account, shareholders should call an Account Executive and request that the account be closed. When an account is closed, shares will be redeemed at the next determined net asset value. An account may be closed by telephone, wire transfer or by mail as explained above in the section "How To Redeem Shares."

Other Fees and Services
Returned Investment Check Fee.  Shareholders will be charged (by redemption of shares) $10 for items deposited for investment that are returned unpaid for any reason.

Minimum Balance.  Mosaic reserves the right to involuntarily redeem accounts with balances of less than $700. Prior to closing any such account, the shareholder will be given 30 days written notice, during which time the shareholder may increase the balance to avoid having the account closed.

Other Fees.  Mosaic reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Retirement Plans

IRAs
Individual Retirement Accounts ("IRAs") may be opened with a reduced minimum investment of $500. Even though they may be nondeductible or partially deductible, IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free.

Annual IRA Fee.  Mosaic currently charges an annual fee of $12 per shareholder (not per IRA account) invested in an IRA at Mosaic. This fee may be prepaid by the shareholder. A separate application is required for IRA accounts.

Education IRAs
The Trust offers Education IRAs. Education IRAs may be established with a reduced minimum investment of $100 as long as the shareholder establishes and maintains an "Education IRA Plus" automated investment plan of at least $100 monthly. The "Education IRA Plus" will be invested to reach the annual $500 Education IRA limit, with the remainder invsted in another account established by the parent or guardian of the Education IRA beneficiary.

Education IRA Fee.  Mosaic does not charge an annual fee on Education
IRA Plus accounts that have an active automatic investment plan of at least $100 monthly or on Education IRA accounts of $5,000 or greater. All other Education IRA accounts may be charged an annual fee of $12 per shareholder (not per Education IRA account). This fee may be prepaid by the shareholder.

Keogh Plans
Mosaic also offers Keogh (or H.R. 10) plans for self-employed individuals and their employees, which enable them to obtain tax-sheltered retirement benefits similar to those available to employees covered by other qualified retirement plans.

Annual Keogh Fee.  Currently Mosaic charges an annual fee of $12 per shareholder (not per Keogh account) invested in a Keogh at Mosaic.

Mosaic also offers SEP IRAs, SIMPLEs, 401(k) and 403(b) retirement plans. Further information on the retirement plans available through Mosaic, including minimum investments, may be obtained by calling
Mosaic's shareholder service department.

Prospectus/May 1, 1998
1655 Fort Myer Drive, Arlington, Virginia 22209-3108

Mosaic Equity Trust
Investors Fund, Balanced Fund, Mid-Cap Growth Fund

This Mosaic Equity Trust prospectus offers shares of three separate portfolios which have different investment objectives and which invest in differing securities, as described below.

Investors Fund. For long-term investing to obtain capital appreciation with a secondary objective of current income. Portfolio management emphasis is on established, high quality companies that have demonstrated a pattern of consistent growth. The Advisor selects stocks that it believes offer growth at a reasonable price. Designed for investors who can assume the market and other risks of common stock investment.

Balanced Fund. A balanced portfolio with two primary investment objectives: (1) Production of current income and (2) long-term growth of capital and income. To achieve its objectives, the portfolio will diversify among equity securities and U.S. government bonds and investment grade corporate bonds. Designed for investors who can assume moderate investment risks in search of income and long-term growth.

Mid-Cap Growth Fund. For long-term investing to obtain maximum capital appreciation. Portfolio management emphasis is on smaller, "mid-cap" companies that may offer rapid growth potential. Current income is not a factor in investment selection. Designed for investors who can assume an above-average level of risk from investment in common stock.

Features

     o No commissions or sales charges
     o No "12b-1" expenses
     o $1,000 minimum initial investment
     o Free exchanges from other Mosaic mutual funds
     o Invest or withdraw funds by mail or wire transfer
     o Telephone exchanges and redemptions

This Prospectus is intended to be a concise statement of information which investors should know before investing. After reading the Prospectus, it should be retained for future reference. A paper copy of the prospectus is available to investors who received an electronic prospectus without charge by calling or writing the Trust.

A Statement of Additional Information concerning the Trust, bearing the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge by calling or writing the Trust. The Securities and Exchange Commission maintains a site on the Worldwide Web that contains reports, proxy and information statements and other information regarding the Trust at http://www.sec.gov.

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Madison Mosaic, LLC
Investment Advisor
<psge>
Table of Contents

About Mosaic Equity Trust          3
Expense Summary                    3
Financial Highlights               4
Investment Objective               5
Investment Policies                5
Risk Considerations                7
Management of the Trust            7
The Trust and Its Shares           8
Dividends                          9
Performance Information            9
Taxes                              9
Net Asset Value                   10
Shareholder Account Transactions  10
How to Open a New Account         11
How to Purchase Additional Shares 11
How to Redeem Shares              12
Other Fees and Services           13


Office
     1655 Fort Myer Drive
     Arlington, VA 22209

Custodian
     Star Bank N.A.
     Cincinnati, OH 45202

Independent Accountants
     Deloitte & Touche LLP

Telephone Numbers
     Shareholder Services
          Washington, DC area: 703-528-6500
          Toll-free nationwide: 888-670-3600

     24-Hour Mosaic Tiles
          Toll-free nationwide: 800-336-3063

About Mosaic Equity Trust
Mosaic Equity Trust (the "Trust") is a diversified, open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust is managed by Madison Mosaic, LLC (the "Advisor") of the same address as the Trust.

The Trust offers shares of four separate portfolios: the Investors Fund, the Balanced Fund, the the Mid-Cap Growth Fund and the Foresight Fund. The Foresight Fund is offered pursuant to a separate prospectus.

Expense Summary
The purpose of this table is to assist investors in understanding the various costs and expenses that an investor will bear directly or indirectly (see also "Management of the Trust" below).


                                                             Mid-Cap
                                        Investors  Balanced  Growth
Shareholder Transaction Expenses

Maximum Sales Load Imposed on Purchases    None     None     None
Redemption Fee                             None     None     None
Exchange Fee                               None     None     None

Annual Fund Operating Expenses (as a percentage of average net assets)

Management Fees                           0.75%     0.75%    0.75%
Other Expenses                            0.40%     0.60%    0.52%

Total Fund Operating Expenses             1.15%     1.35%    1.27%

Example
You would pay the following expenses on a $1,000 investment, assuming: (1) a five percent annual return and (2) redemption at the end of each time period:
                                1 Year  3 Years  5 Years 10 Years

Investors Fund                     $12     $37     $63     $140
Balanced Fund                      $14     $43     $74     $162
Mid-Cap Growth Fund                $13     $40     $70     $153

The hypothetical example shown above is based on the expense levels listed under the caption "Annual Fund Operating Expenses" and is intended to provide the investor with an understanding of the level of expenses that might be incurred in the future. The five percent return used in the example is arbitrary and is for illustrative purposes only. It should not be considered representative of any portfolio's past or future performance, nor should the expenses in the example be considered representative of future expenses, which may actually be greater or less than those shown. Additional fees and transaction charges described elsewhere in this prospectus, if applicable, will increase the level of expenses that can be incurred (fees for certain wire redemptions, stop payments on checks, bounced investment checks, broker transactions and retirement plans are described on pages 10-14).

Financial Highlights
The financial highlights data for a share outstanding and other performance information for the periods ended December 31, 1997 appearing below is derived from the financial statements audited by Deloitte & Touche LLP, independent accountants, whose report appears in the Annual Report to Shareholders. This report is available by calling or writing the Trust. The per share information of the Mid-Cap Growth Fund for its fiscal years ended March 31, 1988-1997 has been derived from the financial statements audited by Ernst & Young LLP. The per share information for the Investors and Balanced Funds for their fiscal years ended December 31, 1988-1996 has been derived from the financial statements audited by Williams, Young & Associates, LLC. The Investors Fund and the Balanced Fund represent the economic continuation of Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc., respectively, which merged into the Trust on June 13, 1997.

                                                                                               Ratio of
                    Net                                                               Ratio of net
      Net           realized &        Distri-                   Net           Net     expenses investment
      asset  Net    unrealized        butions                   asset         assets  to      income
      value  invest. gain  Total from from netDist.             value         end of  average (loss)     Port.  Average
      begin  income (loss) on invest. invest. fm. cap.Total     end of Total  period  net     to average turnover commn
      period (loss) invest's operat's income  gains   dist'ions period return (1000s) assets  net assets rate rate paid



Investors Fund - Fiscal Years Ended December 31

19971$19.16 $0.135   $6.388   $6.523$(0.136)3$(3.180)3$(3.316)3$22.37  34.84%$25,202   1.15%   0.49%     78%    $0.0800
1996  18.03  0.240    3.910    4.150 (0.250)  (4.010)  (4.260)  17.92  22.75  13,112   1.17    1.20      81      0.0800
1995  15.84  0.420    3.450    3.870 (0.420)  (1.260)  (1.680)  18.03  24.63  11,860   1.17    2.44      58      0.0819
1994  16.73  0.390    0.260    0.650 (0.390)  (1.150)  (1.540)  15.84   4.09  10,009   1.20    2.28      54      --
1993  18.15  0.190    0.340    0.530 (0.190)  (1.760)  (1.950)  16.73   3.16  10,207   1.20    1.00      80      --
1992  18.88  0.268    0.736    1.004 (0.218)     --    (0.218)  19.670  5.28   5,483   2.00    1.44      60      --
1991  17.11  0.400    2.031    2.431 (0.498)  (0.154)  (0.652)  18.884 14.65   3,917   2.00    2.28      12      --
1990  15.71  0.511    1.446    1.957 (0.559)     --    (0.559)  17.105 12.47   3,280   1.53    3.00      35      --
1989  14.27  0.580    1.287    1.867 (0.433)     --    (0.433)  15.707 13.30   2,740   1.50    3.42      23      --
1988  17.00  0.353   (1.638)  (1.285)(0.352)  (1.091)  (1.443)  14.273 (6.81)  3,394   1.50    2.16      22      --


Balanced Fund - Fiscal Years Ended December 313
19971$18.09 $0.404   $4.042   $4.446$(0.409)3$(2.640)3$(3.049)3$19.48  25.49%$17,403   1.35%   1.80%    78%     $0.0800
1996  22.44  0.500    3.200    3.700 (0.500)  (3.610)  (4.110)  22.03  17.00  11,018   1.42    2.06      86      0.0800
1995  20.16  0.750    3.530    4.280 (0.740)  (1.260)  (2.000)  22.44  21.51  10,857   1.36    3.36      66      0.0818
1994  22.36  0.720   (0.460)   0.260 (0.720)  (1.740)  (2.460)  20.16   1.31  10,588   1.34    3.03      76      --
1993  23.65  0.620    0.370    0.990 (0.620)  (1.660)  (2.280)  22.36   4.35  15,107   1.24    2.53      76      --
1992  23.00  0.59     1.30     1.89  (0.60)   (0.64)   (1.24)   23.65   8.43  15,349   1.90    2.53      72      --
1991  19.04  0.73     1.43     2.16  (0.73)   0(0.05)  (0.78)   23.00  25.10  15,469   1.94    3.33      65      --
1990  21.62  1.00    (2.58)   (1.58) (1.00)     --     (1.00)   19.04  (7.30) 13,341   1.96    5.00      72      --
1989  20.76  1.15     1.34     2.49  (1.17)   (0.46)   (1.63)   21.62  12.14  14,430   2.00    5.60      48      --
1988  20.13  0.91     0.63     1.54  (0.91)     --     (0.91)   20.76   7.75   9,312   2.00    4.90       0      --


Mid-Cap Growth Fund - Nine Month Period Ended December 31
1997  $9.88$(0.025)  $1.911   $1.885   --    $(2.514) $(2.514)  $9.25  26.06%$11,468   1.27%4 (0.035)%4  80%    $0.0790

Mid-Cap Growth Fund - Fiscal Years Ended March 31
19972 $20.49$(0.016)$(0.469) $(0.485)$(0.018)$10.103)$(10.121)  $9.88  (5.59)%$10,964  1.62%  (0.12)%   127%    $0.0729
1996   18.09  0.133   3.621    3.754  (0.115) (1.243)  (1.358)  20.49  21.22   17,091  1.41    0.56      21      --
1995   21.11  0.152   0.190    0.342  (0.152) (3.208)  (3.360)  18.09   2.27   31,590  1.30    0.76       4      --
1994   19.97  0.171   2.125    2.296  (0.170) (0.986)  (1.156)  21.11  11.57   34,931  1.45    0.75       7      --
1993   19.10  0.092   1.031    1.123  (0.121) (0.131)  (0.252)  19.97   5.90   38,911  1.35    0.44      13      --
1992   18.047 0.175   1.245    1.420  (0.159) (0.209)  (0.368)  19.099  7.92   58,867  1.39    0.95      24      --
1991   17.634 0.287   0.502    0.789  (0.376)     --   (0.376)  18.047  4.76   51,465  1.40    1.82       6      --
1990   16.669 0.378   1.557    1.935  (0.396) (0.574)  (0.970)  17.634 11.67   36,593  1.47    2.59      15      --
1989   15.122 0.346   1.588    1.934  (0.239) (0.148)  (0.387)  16.669 13.05   18,262  1.50    2.24      27      --
1988   18.017 0.128  (0.277)  (0.149) (0.128) (2.618)  (2.746)  15.122  2.47   15,501  1.50    0.73      29      --

1 All data reflect share price adjustment due to fund merger on June 13,
1997.
2 Effective 7/31/96, the investment advisory services transferred to Madison Investment Advisors, Inc./Bankers Finance Advisors, LLC from Bankers Finance Investment Management Corp.
3 Includes distribution attributable to net investment income and net realized gain from Mosaic Equity Income Fund and Mosaic Equity Investors.
4     Annualized.

Investment Objective
The three Trust portfolios offered by this prospectus have different investment objectives and invest in differing securities. The portfolios differ principally in the relative importance of capital appreciation potential, dividend income and risk as considerations in selecting investments. The Trust's investment objectives may be changed without shareholder approval; however, shareholders will receive prior written notice of any material change. There can be no assurance that the Trust's investment objectives will be achieved.

The Investors Fund seeks capital appreciation with a secondary objective of current income through investment in established high quality companies that have demonstrated a pattern of consistent growth.
Consideration is given to the relative value of each investment, compared with historical trends in its industry.

The Balanced Fund is a balanced mutual fund which has two investment objectives: (1) Production of current income and (2) long-term growth of capital and income. To achieve its objectives, it will invest in a diversified portfolio of equity securities and U.S. government bonds and investment grade corporate bonds having potential to realize both long-term growth and income, and in short-term money market instruments.

The Mid-Cap Growth Fund seeks maximum capital appreciation through emphasis on smaller, medium-sized companies that may offer rapid growth potential. Current income is not a factor in the selection of investments for this portfolio. Because it may assume above-average investment risks, the Mid-Cap Growth Fund may be unsuitable for persons who must depend on the invested funds for other purposes, such as current income.

Investment Policies
The Trust seeks to achieve its investment objectives through diversified investment by each of its portfolios. For the Mid-Cap Growth and Investors Funds, this investment will be principally in equity securities. Equity securities may include common stocks, convertible debt securities, preferred stocks and warrants. These portfolios intend normally to maintain at least 65 percent of their assets invested in equity securities.

The percentage of the Balanced Fund's assets which may be invested at any particular time in equities, bonds and money market instruments will depend on management's judgment regarding the risks in the general market. The portfolio will not invest more than 70% in equity securities and, will maintain at least 25% of its assets in fixed income senior securities. The portfolio's advisor monitors many factors affecting the market outlook, including economic and monetary trends, market momentum, institutional psychology and historical similarities to current conditions. Careful review is made of the equity market's relationship to the bond market and interest rate trends.

The Trust may also invest in short-term money market instruments for liquidity purposes to meet redemption requirements and it may hold a portion of its assets in uninvested cash. Short-term investments that the Trust may hold include U.S. Government securities, certificates of deposit, high-grade commercial paper and repurchase agreements. If the Advisor determines that it would be appropriate to adopt a temporary defensive investment position by reducing exposure in the equity markets, up to 100 percent of any portfolio could be invested in short-term investments. To the extent more than 35 percent of the Mid-Cap Growth or Investors Fund is so invested, it is not invested in accordance with policies designed to achieve its stated investment objective.

The Trust's fundamental investment policies, which may not be changed without a shareholder vote, limit investments in the securities of any one issuer (excluding U.S. Government securities) to five percent of a Fund's total assets as of the date of purchase. Additionally, the Trust will not invest more than 10 percent of the total assets of a portfolio offered by this prospectus in securities which cannot be liquidated within seven days, and it will not invest more than 25 percent of the total assets of a portfolio in securities of issuers in a single industry. Other fundamental policies are described in the Statement of Additional Information.

Specialized Investment Techniques
To achieve its objectives, each portfolio may use certain specialized investment techniques, including writing covered call options, investment in foreign securities, "when-issued" securities, loans of portfolio securities and repurchase agreement transactions. Use of these techniques may involve certain risks, some of which are summarized below and described further in the Statement of Additional Information.

Repurchase agreements involve a sale of securities to the Trust by a financial institution or securities dealer, simultaneous with an agreement by that institution to repurchase the same securities at the same price, plus interest, at a later date. The Trust will limit repurchase agreement transactions to those financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trust's Board of Trustees. The Advisor will follow a procedure to ensure that all repurchase agreements acquired by the Trust are always at least 100 percent collateralized as to principal and interest. When investing in repurchase agreements, the Trust relies on the other party to complete the transaction on the scheduled date by repurchasing the securities. Should the other party fail to do so, the Trust would end up holding securities it did not intend to own. Were it to sell such securities, the Trust might incur a loss. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Trust could encounter difficulties and might incur losses upon the exercise of its rights under the repurchase agreement.

Additional Information About the Balanced Fund
If through appreciation, the total market value of the Balanced Fund's holdings of equity securities exceeds 70% of total net assets, necessary actions must be taken to reduce total equities to less than 70% of total net assets within the following sixty days. The portfolio is not required to invest exclusively in dividend paying common stocks. There can be no assurance that the portfolio's shareholders can be protected from the risk of loss inherent in common stock investing.

To achieve current income, the Balanced Fund intends to invest in corporate debt securities and U.S. Government bonds. Eligible corporate debt securities must be accorded one of the four highest quality ratings by Standard & Poor's or Moody's ("investment grade") or, if unrated, judged by the Advisor to be a comparable quality. Bonds rated A, AA, or AAA by Standard & Poor's indicate strong to high capacity of the company to pay interest and repay principal. However, the fourth highest rating, BBB, indicates adequate capacity to pay interest and repay principal but suggests that adverse economic conditions may weaken the company's ability to meet these obligations, thus is more speculative and reflects a higher level of risk. The portfolio may also invest in direct obligations of the United States government, its agencies and instrumentalities. It is not anticipated that the portfolio will invest in United States government securities to any significant extent and not on a routine basis, but only when such securities appear temporarily attractive on a yield basis when compared to other fixed income securities of similar maturities. It is anticipated that 25-50% of the portfolio's total net assets will generally be invested in debt securities which have an average weighted maturity of less than 10 years. The portfolio intends to maintain at least 25% of its assets in fixed income senior securities, not including any convertible securities. Mere investment in government or corporate bonds provides no assurance that the portfolio's shareholders can be protected from certain risks in bond investing including increasing price fluctuation as bond maturities become longer.

Risk Considerations
Each Fund's share price fluctuates. Therefore, an investor's shares, when redeemed, may be worth more or less than original cost. A number of factors will cause share price to fluctuate. Although diversification of investments may tend to reduce the exposure involved in holding individual equity securities, substantially all of the securities purchased by the Trust will be subject to market and business risks.

The Mid-Cap Growth Fund may invest in new companies or in the securities of companies in emerging industries; the Mid-Cap Growth Fund may therefore involve an above-average level of risk and should be only one part of a balanced investment program. Certain of the specialized investment techniques the Trust intends to use, including investment in foreign securities and repurchase agreement transactions, may involve risks greater than those that would be experienced by holding a portfolio of conventional equity securities; see "Specialized Investment Techniques" above.

Because of its investments in bonds, the Balanced Fund also bears interest rate risk in that as interest rates rise, the value of the bonds in its portfolio will generally fall.

In the event a fund experiences more redemptions than sales in any year, the fund may be required to sell securities in order to raise cash to meet the redemptions. Such sales may cause capital gains to be realized for tax purposes. Any such gains would be required to be distributed among the remaining shareholders. (See "Taxes" below.)

In accordance with its investment objectives, the Advisor is monitoring developments as they relate to the so-called "Millennium Bug": The computer problem that may cause errors when the calendar reaches January 1, 2000. The Millennium Bug may cause disruption in securities and other markets that affect the national and global economy. The Trust is taking appropriate measures to help ensure that the Millennium Bug does not interrupt its own portfolio and shareholder accounting or the Advisor's management operations.

Management of the Trust
The Trustees. Under the terms of the Declaration of Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees are ultimately responsible for the conduct of the Trust's affairs. They serve indefinite terms of unlimited duration and they appoint their own successors, provided that always at least two-thirds of the Trustees have been elected by shareholders. The Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the Trust's outstanding shares.

The Advisor. Madison Mosaic, LLC (formerly known as Bankers Finance Advisors, LLC) is a wholly-owned subsidiary of Madison Investment Advisors, Inc., 6411 Mineral Point Road, Madison, Wisconsin, 53705 ("Madison"). Madison Mosaic, LLC administers approximately $200 million in assets and manages the Mosaic family of mutual funds, which includes stock, bond and money market portfolios. Madison, a registered investment advisory firm for over 24 years, provides professional portfolio management services to a number of clients and has approximately $3 billion under management.

The Advisor is responsible for the day-to-day administration of the Trust's activities. Investment decisions regarding each of the Trust's portfolios can be influenced in various manners by a number of individuals. The individuals primarily responsible for the management of the Trust's portfolios are Frank E. Burgess and Jay R. Sekelsky. Mr. Burgess, President and founder of Madison, began managing the Funds after July 31, 1996. Mr. Sekelsky, vice president, has served as a principal of Madison since 1990. Prior to joining Madison, he was vice president for Wellington Management Company of Boston, Massachusetts.
He has been involved in the management of the Trust's portfolios since July 31, 1996.

The Advisor is controlled by Madison. The Advisor purchased the investment management assets of Bankers Finance Investment Management Corp. effective July 31, 1996. The Advisor has the same address as the Trust.

Compensation. For its services under its Investment Advisory Agreement with the Trust, the Advisor receives a fee, payable monthly, calculated as 3/4 percent per annum of the average daily net assets of each of the Trust portfolios offered by this prospectus. The Advisor may, in turn, compensate certain financial organizations for services resulting in purchases of Trust shares.

Distributor. GIT Investment Services, Inc. of the same address as the Trust acts as the Trust's Distributor.

Services Agreement. Under a separate Services Agreement with the Trust, the Advisor provides operational and other support services, for which it receives a fixed fee calculated as a percentage of the average daily net assets of each respective Trust portfolio. The fee is intended to be at or below the cost of providing such services. Such fee is subject to annual renewal and approval by the Trustees. Such fee pays for the Trust's expenses, including the costs of the following: shareholder services; legal, custodian and audit fees; trade association memberships; accounting; certain Trustees' fees and expenses; fees for registering the Trust's shares; the preparation of prospectuses, proxy materials and reports to shareholders; and the expense of holding shareholder meetings.

Transfer Agent and Dividend Paying Agent. The Trust acts as its own transfer agent and dividend paying agent.

The Trust and Its Shares
Under the terms of the Declaration of Trust the Trustees may issue an unlimited number of whole and fractional shares of beneficial interest without par value for each series of shares they have authorized. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Under Massachusetts law, the shareholders may, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, provides indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

Shares in four portfolios are authorized by the Trustees: Investors
Fund, Balanced Fund, Mid-Cap Growth Fund and Foresight Fund. Shares of each fund are of a single class, each representing an equal proportionate share in the assets, liabilities, income and expense of the respective portfolio and each having the same rights as any other share within the series.

Each share has one vote and fractional shares have fractional votes. Voting is not cumulative.

The Trust does not intend to have regular shareholder meetings.
Shareholder inquiries can be made to the offices of the Trust at the address on the cover of the prospectus.

Dividends
Each Fund's net income is declared as dividends and distributed to shareholders annually at the end of the Trust's December 31 fiscal year. The Trust also intends to declare and pay regular quarterly dividends on Balanced Fund shares.

Dividends are paid in the form of additional shares credited to investor accounts, unless a shareholder elects in writing to receive dividend payments by check or direct deposit. Any net realized short- and long-term capital gains will be paid to shareholders as capital gain distributions. Prior to inclusion in declared dividends, the Trust's net income will be reflected in each Fund's net asset value per share.

Performance Information
From time to time the Trust advertises its total return. Total return is based on historical data and is not intended to indicate future performance.

For advertising purposes, total return takes changes in share prices into account, assuming that dividends and other distributions are reinvested when paid. In addition to average annual total return, the Trust may quote total return over various periods, and may quote the aggregate total return for a period. The Trust may also cite the ranking or performance of a portfolio as reported in the public media or by independent performance measurement firms.

Further information on the methods used to calculate the Trust's total return may be found in the Trust's Statement of Additional Information. The Trust's Annual Report contains additional performance information.
A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address on the cover of this prospectus.

Taxes
Federal
For federal income tax purposes, the Trust intends to maintain its status under Subchapter M of the Internal Revenue Code as a regulated investment company. It does this by distributing to shareholders 100 percent of its net income and net capital gains for each fund by the end of its fiscal year. The Internal Revenue Code also requires each fund to distribute at least 98 percent of undistributed net income and capital gains realized from the sale of investments by calendar year-end. The capital gains distribution is determined as of October 31 each year. Capital gains distributions, if any, are taxable to the shareholder. The Trust will send shareholders an annual notice of dividends and other distributions paid during the prior year.

State and Local
At the state and local level, dividend income and capital gains are generally considered taxable income. Because tax laws vary from state to state, shareholders should consult their tax advisers concerning the impact of mutual fund ownership in their own tax jurisdictions.

Cost Basis
Because each Fund's share price fluctuates, a redemption of shares by the shareholder creates a capital gain or loss which has tax consequences. It is the shareholder's responsibility to calculate the cost basis of shares purchased. Shareholders are advised to retain all statements received from the Trust and to maintain accurate records of their investments.

Certification of Tax Indentification Number
Shareholders who fail to provide a certified social security or tax identification number may be subject to federal withholding at a rate of 31 percent of reportable income such as dividend, capital gain distributions and redemptions.

Net Asset Value
The net asset value per share of each portfolio is calculated as of the close of the New York Stock Exchange each day the New York Stock Exchange is open for trading. The net asset value per share of each portfolio is determined by adding the value of all its securities and other assets, subtracting liabilities and dividing the result by the total number of outstanding shares for the portfolio.

For purposes of calculating net asset value, securities traded on national securities exchanges are valued at their daily closing sale prices, if available, and if not available, such securities are valued at the mean between the bid and ask prices. Other securities for which current market quotations are readily available are valued at the mean between their bid and ask prices; securities for which current market quotations are not readily available are valued at their fair value as determined in good faith according to procedures established by the Trustees. The Trustees may use an independent pricing service for determination of securities values.

Shareholder Transactions

For institutions needing to maintain separate information on accounts under their management, the Trust will provide a subaccounting report.

The option to initiate inter-fund exchanges and redemptions and to obtain account balance information by telephone is available automatically to all shareholders. The Trust will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration or address changes, must be authorized in writing.

Shareholder Account Transactions
Please call a Mosaic Account Executive if you have any questions. Our local number in the Washington, DC area is (703) 528-6500 and our toll-free nationwide number is (888) 670-3600.

Confirmations and Statements
Daily Transaction Confirmation. All purchases and redemptions are confirmed in writing with a transaction confirmation. Transaction confirmations are usually mailed within a day or two after the transaction is posted to the account.

Quarterly Statement. Quarterly statements are mailed at the end of each calendar quarter. The statements reflect account activity for the most recent quarter. At the end of the calendar year, the statement will reflect account activity for the entire year.

It is strongly recommended that shareholders retain all daily transaction confirmations until they receive their quarterly statements. Likewise, shareholders should retain all of the quarterly statements until they receive the year-end statement showing the activity for the entire year.

Changes to an Account
To make any changes to an account, it is recommended that shareholders call an Account Executive to discuss the changes to be made and inquire about any necessary documentation. Though some changes may be made by phone, generally, in order to make any changes to an account, Mosaic may require a written request signed by all of the shareholders with their signatures guaranteed.

Telephone Transactions. The options to initiate exchanges and certain redemptions and to obtain account balance information by telephone are available automatically to all shareholders. Mosaic will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration changes, must be authorized in writing.

Certificates. Certificates will not be issued to represent shares in the Funds.

How to Open a New Account
Minimum Initial Investment
$1,000 for a regular account
$500 for an IRA account
$100 for an Education IRA Plus account

By Check
New accounts may be opened by completing an application and forwarding it along with a check payable to Mosaic Funds to:

Mosaic Funds
1655 Fort Myer Drive, Suite 1000
Arlington, VA 22209-3108

By Wire
Please call Mosaic before money is wired to ensure proper and timely credit.

When a new account is opened by wire, the shareholder is required to submit a signed application promptly thereafter. Payment of redemption proceeds is not permitted until a signed application is received in proper form by Mosaic. Please wire money to:

Star Bank N.A.
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee.  There may be a charge of $6 for processing incoming wires of less than $1,000.

By Exchange
Shareholders may open a new account by exchange from an existing account when the account registration and tax identification number will remain the same. A new account application is required only when the account registration or tax identification number will differ from that on the application for the original account. Exchanges may only be made into funds that are sold in the shareholder's state of residence.

How to Purchase Aditional Shares
Purchase Price. Share prices (net asset values) are determined every day that the New York Stock Exchange is open. Purchases are priced at the next share price determined after the purchase request is received in proper form by Mosaic.

Purchases and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including purchases by Electronic Funds Transfer "EFT") used for purchase of the shares has cleared. Such deposit items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made by federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold. All purchases earn dividends from the day after the day of credit to a shareholder's account, even while not collected.

By Check
Subsequent investments may be made for $50 or more. Please make check payable to Mosaic Funds and mail it along with an investment slip or an indication as to which fund and account it should be credited.

Mosaic Funds
PO Box 640393
Cincinnati, OH 45264-0393

By Wire
Shareholders should call Mosaic before the money is wired to ensure proper and timely credit.

Please wire money to:

Star Bank N.A.
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6 for processing incoming wires of less than $1,000.

By Automatic Investment Plan
Shareholders may elect to have an automatic investment plan whereby Mosaic will automatically initiate a credit to their Mosaic account and debit the bank account they designate each month. The automatic investment is processed as an electronic funds transfer (EFT). To establish an automatic investment plan, complete the appropriate section of the application or call an Account Executive for information. The minimum monthly amount for an EFT is $100. Shareholders may change the amount or discontinue the automatic investment plan any time.

How to Redeem Shares
Redemption Price. Share prices (net asset values) are determined every day that the New York Stock Exchange is open. Redemptions are priced at the next share price determined after the redemption request is received in proper form by Mosaic.

Signature Guarantees. To protect shareholder investments, Mosaic requires signature guarantees for certain redemptions. A signature guarantee helps Mosaic ensure the identity of the authorized shareholder(s). Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instruction on an account. A signature guarantee is required for any redemption when (1) the proceeds are to be greater than $50,000 (unless proceeds are being wired to a pre-authorized bank and account), (2) the proceeds are to be delivered to someone other than the shareholder of record, (3) the proceeds are to be delivered to an address other than the address of record, or (4) there has been any change to the registration or account privilege within the last 15 days. Mosaic accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange. A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including EFT) used for purchase of the shares has cleared. Such deposited items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made with cash, federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold.

By Telephone or By Mail
Upon request by telephone or in writing, a redemption check up to $50,000 may be sent to the shareholder and address of record only. A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder and address of record, must be made in writing, signed by all shareholders with their signatures guaranteed. See section Signature Guarantees above. Redemption requests in proper form received by mail and telephone are normally processed within one business day.

Stop Payment Fee.  To stop payment on a check issued by Mosaic, call our Shareholder Service department. Normally, the Fund charges a fee of $28, or the cost of stop payment, if greater, for stop payment requests on a check issued by Mosaic on behalf of a shareholder.
Certain documents may be required before such a request can be processed.

By Wire
With one business day's notice, funds can be sent by wire transfer to the bank and account designated on the account application or by subsequent written authorization. Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instructions on an account. Redemption by wires can be arranged by calling the telephone numbers on the cover of this prospectus. Requests for wire transfer must be made by 4:00 p.m. Eastern time the day before the wire will be sent.

Wire Fee.  There will be a $10 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire if greater.

By Exchange
Shareholders may redeem shares from one Mosaic account and concurrently invest the proceeds in another Mosaic account by telephone when the account registration and tax identification number remain the same. There is no charge for this service.

By Systematic Withdrawal Plan
Shareholders may elect to have a systematic withdrawal plan whereby Mosaic will automatically redeem share in their Mosaic account and send proceeds to a designated recipient. To establish a systematic withdrawal plan, complete the appropriate section of the application or call an Account Executive for information. The minimum amount for a systematic withdrawal is $100. Shareholders may change the amount or discontinue the systematic withdrawal plan anytime.

Electronic Funds Transfer Systematic Withdrawal. A systematic withdrawal can be processed as an electronic funds transfer, commonly known as EFT, to credit a bank account or financial institution.

Check Systematic Withdrawal. Or it can be processed as a check which is mailed to anyone designated by the shareholder.

How to Close an Account
To close an account, shareholders should call an Account Executive and request that the account be closed. When an account is closed, shares will be redeemed at the next determined net asset value. An account may be closed by telephone, wire transfer or by mail as explained above in the section "How To Redeem Shares."

Other Fees and Services
Returned Investment Check Fee.  Shareholders will be charged (by redemption of shares) $10 for items deposited for investment that are returned unpaid for any reason.

Minimum Balance.  Mosaic reserves the right to involuntarily redeem accounts with balances of less than $700. Prior to closing any such account, the shareholder will be given 30 days written notice, during which time the shareholder may increase the balance to avoid having the account closed.

Other Fees.  Mosaic reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions. Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Retirement Plans

IRAs
Individual Retirement Accounts ("IRAs") may be opened with a reduced minimum investment of $500. Even though they may be nondeductible or partially deductible, IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free.

Annual IRA Fee.  Mosaic currently charges an annual fee of $12 per shareholder (not per IRA account) invested in an IRA at Mosaic. This fee may be prepaid by the shareholder. A separate application is required for IRA accounts.

Education IRAs
The Trust offers Education IRAs. Education IRAs may be established with a reduced minimum investment of $100 as long as the shareholder establishes and maintains an "Education IRA Plus" automated investment plan of at least $100 monthly. The "Education IRA Plus" will be invested to reach the annual $500 Education IRA limit, with the remainder invsted in another account established by the parent or guardian of the Education IRA beneficiary.

Education IRA Fee.  Mosaic does not charge an annual fee on
Education IRA Plus accounts that have an active automatic investment plan of at least $100 monthly or on Education IRA accounts of $5,000 or greater. All other Education IRA accounts may be charged an annual fee of $12 per shareholder (not per Education IRA account). This fee may be prepaid by the shareholder.

Keogh Plans
Mosaic also offers Keogh (or H.R. 10) plans for self-employed individuals and their employees, which enable them to obtain tax-sheltered retirement benefits similar to those available to employees covered by other qualified retirement plans.

Annual Keogh Fee.  Currently Mosaic charges an annual fee of $12 per shareholder (not per Keogh account) invested in a Keogh at Mosaic.

Mosaic also offers SEP IRAs, SIMPLEs, 401(k) and 403(b) retirement plans. Further information on the retirement plans available through Mosaic, including minimum investments, may be obtained by calling
Mosaic's shareholder service department.

            Statement of Additional Information
                      Dated May 1, 1998
For use with the prospectus of the Investors, Balanced and
            Mid-Cap Growth Funds dated May 1, 1998
and with the prospectus of the Foresight Fund dated May 1, 1998.


                      Mosaic Equity Trust


                1655 Fort Myer Drive, 10th Floor
                   Arlington, VA 22209-3108
                        (888) 670-3600
                        (703) 528-6500


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectuses of Mosaic Equity Trust bearing the dates indicated above (the "Prospectuses"). A copy of each Prospectus may be obtained from the Trust at the address and telephone numbers shown.



Table of Contents

Introductory Information ("About Mosaic Equity Trust")          2
Supplemental Investment Policies ("Investment Objectives" and
     "Investment Policies")                                     2
Investment Limitations ("Investment Policies")                  7
The Investment Advisor ("Management of the Trust")              8
Organization of the Trust ("The Trust and Its Shares")          9
Trustees and Officers ("Management of the Trust")              10
Administrative and Other Expenses ("Management of the Trust")  12
Portfolio Transactions ("Management of the Trust")             12
Shareholder Transactions ("Shareholder Account Transactions")  13
Share Redemptions ("How to Redeem Shares")                     14
Retirement Plans ("Other Fees and Services")                   15
Declaration of Dividends ("Dividends")                         15
Determination of Net Asset Value ("Net Asset Value")           15
Additional Tax Matters ("Taxes")                               16
Total Return Calculations ("Performance Information")          17
Custodians and Special Custodians                              18
Legal Matters and Independent Auditors ("Financial
     Highlights")                                              18
Additional Information                                         18
Financial Statements and Report of Independent Auditors
     ("Financial Highlights")                                  19




Note: The items appearing in parentheses above are cross references to sections in the Prospectuses which correspond to the sections of this Statement of Additional Information.

INTRODUCTORY INFORMATION

Mosaic Equity Trust (known as GIT Equity Trust prior to May 12, 1997) (the "Trust") currently issues four series of shares: Investors Fund shares (known as Select Growth Fund shares prior to May 12, 1997), Balanced Fund shares (known as Equity Income Fund shares prior to June 13, 1997), Mid-Cap Growth Fund shares (known as Special Growth Fund shares prior to May 12, 1997), and Foresight Fund shares (known as Worldwide Growth Fund shares prior to January 1, 1998). These four series of shares correspond, respectively, to three separate portfolios consisting primarily of equity securities: the Investors Fund, the Mid-Cap Growth Fund and the Foresight Fund, and one portfolio investing in a combination of fixed income and equity securities: the Balanced Fund. These portfolios are described more fully below (see "Supplemental Investment Policies").

SUPPLEMENTAL INVESTMENT POLICIES

The investment objectives of the Trust are described in the Prospectuses (see "Investment Objectives"). Reference should also be made to the Prospectuses for general information concerning the Trust's investment policies (see "Investment Policies").

The Investors, Mid-Cap Growth and Foresight Funds of the Trust seek to achieve their investment objectives through diversified investment by each of its portfolios principally in equity securities, while the Balanced Fund seeks to achieve its investment objective through diversified investment in a combination of equity and fixed-income securities. The Foresight Fund follows a flexible approach to investing in equity securities in that the fund may be invested up to 100% in fixed-income securities when the Advisor believes the equity markets may decline.

Basic Investment Policies. The Trust intends generally to select portfolio investments on the basis of their fundamental values rather than on the basis of technical market factors. This means that the Trust's investments will normally be held until there is a change in the fundamental considerations that were the reason for their purchase.
However, the Trust will be free to sell any of its investments at any time in response to market timing or other considerations. Any such sales may result in realized long-term or short-term capital gains and losses.
   Except as disclosed in the Foresight Fund prospectus, the Trust does not intend to engage in extensive short-term trading; thus, since it will not normally be able to take advantage of short-term market swings, the Trust should not be viewed as a vehicle for short-term investment.

The Investors Fund seeks investments that are undervalued or have good management and significant growth potential. Investments for this portfolio are selected on the basis of such fundamental measures as the relationship between stock price and underlying tangible assets, the ratio of stock price to earnings compared with typical historical or other contemporary levels for this ratio, and the company's relative rate of growth and market position.

The Balanced Fund is intended to earn substantial current dividend income with some capital appreciation while assuming less risk than the Trust's other portfolios. Consideration will also be given to an investment's potential for appreciation as a hedge against inflation and factors tending to protect the investment's value. The Advisor believes that capital growth and production of income can best be achieved through flexibility of investment strategies. Although the careful selection of common stocks and bonds is a primary factor affecting the investment return of the portfolio, the percentage of the portfolio's assets which may be invested at any particular time in common stocks or bonds will depend upon management's judgment regarding the risks present in the stock and fixed income markets. When management believes that market risks are high and the prices of common stocks or bonds may decline, the portfolio may move substantial assets out of common stocks or bonds and into short-term fixed income instruments such as U.S. Treasury Bills, U.S. Treasury Notes, U.S. Agency Notes or highly rated commercial paper or money market funds.

While investments in the Balanced Fund are intended to be less volatile than those of the Trust's other portfolios, no assurance can be given that this portfolio will avoid losses or succeed in growing at a rate matching the rate of inflation. Experience has shown that high levels of inflation may depress stock prices, limiting the value of common stocks as an inflation hedge.

The Foresight Fund is intended to be the least risky of the four Trust portfolios because of its secondary objectives of preserving capital and reducing the Fund's exposure to market risk. The Foresight Fund invests in the same types of securities as the Investors Fund, using the same general investment policies. In order to achieve its secondary objectives, however, the Foresight Fund can be expected to incur higher levels of portfolio turnover than the Trust's other portfolios which, in turn, may generate taxable capital gains and dividend distributions. In addition, to the extent the Foresight Fund is not invested in equity securities, it will be invested in income generating securities which will result in taxable dividends.

The Mid-Cap Growth Fund is intended to achieve the highest capital appreciation while assuming the highest risks of the Trust's four portfolios. Such risks may arise from investments in companies that have limited resources, that lack a stable earnings history or may be incurring losses, that are engaged in the development of unproven products or that are promoting products and services lacking well established sales. This portfolio emphasizes investments in smaller companies that may offer rapid growth potential. It may also invest in companies undergoing fundamental changes deemed to offer the possibility of a rapid increase in value.

Other Policies. The Trust will not invest more than 25% of the assets of a portfolio in any one industry. During defensive periods the Trust may invest without limitation in U.S. Government securities and the money market obligations of domestic banks, their branches and other domestic depository institutions (see "Investment Limitations"). The Trust will limit its investments to liquid securities having readily available market quotations, except that up to 10% of the Investors, Balanced or Mid-Cap Growth Fund and up to 15% of the Foresight Fund may be invested in securities having restrictions on resale or which are otherwise illiquid (see "Investment Limitations").

Debt Instruments. The portion of any portfolio of the Trust that is not invested in equity securities may be invested in debt instruments. The "Debt Instruments" in which the Mid-Cap Growth, Investors and Foresight Funds of the Trust may invest are limited to the following U.S. dollar denominated investments: (1) U.S. Government securities; (2) obligations of banks having total assets of $750 million or more (including assets of affiliates); (3) high grade commercial paper; (4) other corporate and foreign government obligations of investment grade issued and sold publicly within the United States; and (5) repurchase agreements involving any of the foregoing securities.

"U.S. Government securities" are obligations issued or guaranteed by the United States Government, its agencies and instrumentalities. U.S. Government securities include direct obligations of the United States issued by the U.S. Treasury, such as Treasury bills, notes and bonds. Also included are obligations of the various federal agencies and instrumentalities, such as the Government National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, the Small Business Administration and the Student Loan Marketing Association. Except for Treasury securities, all of which are full faith and credit obligations, U.S. Government securities may either be agency securities backed by the full faith and credit of the United States, such as those issued by the Government National Mortgage Association, or only by the credit of the particular federal agency or instrumentality which issues them, such as those issued by the Federal Farm Credit System and the Federal Home Loan Mortgage Corporation; some such agencies have borrowing authority from the U.S. Treasury, while others do not.

Bank obligations include certificates of deposit ("CDs"), bankers acceptances ("BAs") and time deposits. CDs are generally short-term, interest-bearing negotiable certificates issued by banks against funds deposited with the issuing bank for a specified period of time. BAs are time drafts drawn against a business, often an importer, and "accepted" by a bank, which agrees unconditionally to pay the draft on its maturity date. BAs are negotiable and trade in the secondary market. Time deposits include money market deposit accounts. The Trust will not invest in non-transferable time deposits having penalties for early redemption if such time deposits mature in more than seven calendar days, and such time deposits maturing in two business days to seven calendar days will be limited to 10% of the Investors, Balanced or Mid-Cap Growth Fund's respective total assets and limited to 15% of the Foresight Fund's total assets.

"Commercial paper" describes the unsecured promissory notes issued by major corporations to finance short-term credit needs. Commercial paper is issued in maturities of nine months or less and usually on a discount basis. High grade commercial paper is rated A-1 by Standard and Poor's Corporation ("S&P") or P-1 by Moody's Investors Service, Inc.
("Moody's") or is of equivalent quality. Other corporate and foreign government obligations generally include notes and debentures (for maturities not exceeding 10 years) and bonds (for longer maturities). These obligations normally pay interest to the holder semiannually; they may be either secured or, more commonly, unsecured. Investment grade obligations are those rated Baa or better by Moody's or BBB- or better by S&P or are of equivalent quality.

The Balanced Fund may invest in the Debt Instruments described above and in the investment grade fixed-income securities described more fully in the Prospectus (see "Additional Information About the Balanced Fund").

Specialized Investment Techniques. In order to achieve its investment objectives, the Trust may use, when the Advisor deems appropriate, certain specialized investment techniques. Such specialized investment techniques principally include those identified in the Prospectus (see "Investment Policies") which are described more fully below:

1. Covered Call Options. The Trust may write "covered call options" against any of its portfolio securities. These options represent contracts sold on a national options exchange or in the over-the-counter market allowing the purchaser of the contract to buy specified underlying securities at a specified price (the "strike price") prior to a specified expiration date. Writing covered call options may increase the Trust's income, because a fee (the "premium") is received by the Trust for each option contract written, but unless the option contract is exercised it has no other ultimate impact on the Trust. The premium received, plus the strike price of the option, will always be greater than the value of the underlying securities at the time the option is written.

When an option contract is "covered" it means that the Trust, as the writer of the option contract, holds in its portfolio the underlying securities described in the contract or securities convertible into such securities. Thus, if the holder of the option decides to exercise his purchase rights, the Trust may sell at the strike price securities it already holds in portfolio or may obtain by conversion (rather than risking having to first buy the securities in the open market at an undetermined price). However, an option contract would not normally be exercised unless the market price for the underlying securities specified were greater than the strike price. Thus, when an option is exercised the Trust will normally be forced to sell portfolio securities at below their current market value or otherwise will be required to buy a corresponding call contract at a price reflecting this price differential to offset the call contract previously written (such an offsetting call contract purchase is called a "closing purchase transaction").

To the extent the Trust writes covered call options it will be foregoing any opportunity for appreciation on the underlying securities above the strike price during the period prior to expiration of the option contract. The Trust reserves the right to close out call option contracts written at any time in closing purchase transactions, but there is no assurance that the Trust will be able to effect such transactions at any particular time or at an acceptable price. The Trust will not sell the securities covering an option contract written prior to its expiration date unless substitute covering securities are purchased or unless the contract written is first offset in a closing purchase transaction; nor will the Trust write additional option contracts if more than 25% of the Trust's assets would then be required to cover the options written. All of the Trust's investments will be selected on a basis consistent with its investment policies for the respective portfolio, notwithstanding the potential for additional premium income from option writing.


2. When-Issued Securities. The Trust may purchase and sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought or sold with payment for and delivery of the securities scheduled to take place at a future time. Frequently when newly issued securities are purchased, payment and delivery may not take place for 15 to 45 days after the Trust commits to the purchase. Fluctuations in the value of securities contracted for future purchase settlement may increase changes in the value of the respective portfolio, because such value changes must be added to changes in the values of those securities actually held in the portfolio during the same period. When-issued transactions represent a form of leveraging; the Trust will be at risk as soon as the when-issued purchase commitment is made, prior to actual delivery of the securities purchased.

When engaging in when-issued or delayed delivery transactions, the Trust must rely upon the buyer or seller to complete the transaction at the scheduled time; if the other party fails to do so, then the Trust might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities available at the time of the failure. If the transaction is completed, intervening changes in market conditions or the issuer's financial condition could make it less advantageous than investment alternatives otherwise available at the time of settlement. While the Trust will only commit to securities purchases that it intends to complete, it reserves the right, if deemed advisable, to sell any securities purchase contracts before settlement of the transaction; in any such case the Trust could realize either a gain or a loss, despite the fact that the original transaction was never completed. When fixed price contracts are made for the purchase of when-issued securities, the Trust will maintain in a segregated account designated investments which are liquid or mature prior to the scheduled settlement and cash sufficient in aggregate value to provide adequate funds for completion of the scheduled purchase.

3. Foreign Securities. The Trust may invest in securities of foreign issuers that are listed on a recognized domestic exchange without restriction. Foreign investments involve certain special considerations not typically associated with domestic investments. Foreign investments may be denominated in foreign currencies and may require the Trust to hold temporary foreign currency bank deposits while transactions are completed; although the Trust might therefore benefit from favorable currency exchange rate changes, it could also be affected adversely by changes in exchange rates, by currency control regulations and by costs incurred when converting between various currencies. Furthermore, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting requirements applicable to domestic issuers, and there may be less publicly available information about such issuers.

In general, foreign securities markets have substantially less volume than comparable domestic markets and therefore foreign investments may be less liquid and more volatile in price than comparable domestic investments. Fixed commissions in foreign securities markets may result in higher commissions than for comparable domestic transactions, and foreign markets may be subject to less governmental supervision and regulation than their domestic counterparts. Foreign securities transactions are subject to documentation and delayed settlement risks arising from difficulties in international communications. Moreover, foreign investments may be adversely affected by diplomatic, political, social or economic circumstances or events in other countries, including civil unrest, expropriation or nationalization, unanticipated taxes, economic controls, and acts of war. Individual foreign economies may also differ from the United States economy in such measures as growth, productivity, inflation, national resources and balance of payments position.

4. Loans of Portfolio Securities. The Trust, in certain circumstances, may be able to earn additional income by loaning portfolio securities to a broker-dealer or financial institution. The Trust may make such loans only if cash or U.S. Government securities, equal in value to 100% of the market value of the securities loaned, are delivered to the Trust by the borrower and maintained in a segregated account at full market value each business day. During the term of any securities loan, the borrower will pay to the Trust all dividend and interest income earned on the loaned securities; at the same time the Trust will also be able to invest any cash portion of the collateral or otherwise will charge a fee for making the loan, thereby increasing its overall potential return.
It is the Trust's policy that it shall have the option to terminate any loan of portfolio securities at any time upon seven days' notice to the borrower. In making a loan of securities, the Trust would be exposed to the possibility that the borrower of the securities might be unable to return them when required, which would leave the Trust with the collateral maintained against the loan; if the collateral were of insufficient value, the Trust could suffer a loss. The Trust may pay fees for the placement, administration and custody of securities loans, as it deems appropriate.

Any loans by the Trust of portfolio securities will be made in accordance with applicable guidelines established by the Securities and Exchange Commission or the Trustees. In determining whether to lend securities to a particular broker, dealer or other financial institution, the Advisor will consider the creditworthiness of the borrowing institution. The Trust will not enter into any securities lending agreement having a duration of greater than one year.

5. Repurchase Agreement Transactions. A repurchase agreement involves the acquisition of securities from a financial institution, such as a bank or securities dealer, with the right to resell the same securities to the financial institution on a future date at a fixed price. Repurchase agreements are a highly flexible medium of investment, in that they may be for very short periods, including frequently maturities of only one day. Under the Investment Company Act of 1940, repurchase agreements are considered loans and the securities involved may be viewed as collateral. It is the Trust's policy to limit the financial institutions with which it engages in repurchase agreements to banks, savings and loan associations and securities dealers meeting financial responsibility standards prescribed in guidelines adopted by the Trustees.

When investing in repurchase agreements, the Trust could be subject to the risk that the other party may not complete the scheduled repurchase and the Trust would then be left holding securities it did not expect to retain. If those securities decline in price to a value of less than the amount due at the scheduled time of repurchase, then the Trust could suffer a loss of principal or interest. The Advisor will follow procedures designed to ensure that repurchase agreements acquired by the Trust are always at least 100% collateralized as to principal and interest. It is the Trust's policy to require delivery of repurchase agreement collateral to its Custodian or (in the case of book-entry securities held by the Federal Reserve System) that such collateral is registered in the Custodian's name or in negotiable form. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Trust could encounter restrictions on the exercise of its rights under the repurchase agreement.

To the extent the Trust requires cash to meet redemption requests and determines that it would not be advantageous to sell portfolio securities to meet those requests, then it may sell its portfolio securities to another investor with a simultaneous agreement to repurchase them. Such a transaction is commonly called a "reverse repurchase agreement." It would have the practical effect of constituting a loan to the Trust, the proceeds of which would be used to meet cash requirements for redemption requests. During the period of any reverse repurchase agreement, the Trust would recognize fluctuations in value of the underlying securities to the same extent as if those securities were held by the Trust outright. If the Trust engages in reverse repurchase agreement transactions, it will maintain in a separate account designated securities which are liquid or mature prior to the scheduled repurchase and cash sufficient in aggregate value to provide adequate funds for completion of the repurchase. It is the Trust's current operating policy not to engage in reverse repurchase agreements for any purpose, if as a result reverse repurchase agreements in the aggregate would exceed five percent of the Trust's total assets.

6. American Depository Receipts. The Trust may invest in American Depository Receipts ("ADRs"). These instruments are negotiable receipts for a given number of shares of securities in a foreign corporation.
The foreign stock certificates remain in the custody of a foreign bank. ADRs are issued by large commercial U.S. banks and traded in U.S. markets or on U.S. exchanges. The ADR represents the depository bank's guarantee that it holds the underlying securities. The Trust may invest in an ADR in lieu of trading in the underlying shares on a foreign market. ADRs are subject to a degree of U.S. regulation and are denominated in U.S. dollars.

7. Convertible securities. In addition to other equity securities, the Balanced Fund may invest in "convertible securities." Securities convertible into common stocks and securities having equity characteristics are bonds that are convertible into a specific number of shares of the common stock of the issuer either at any time or usually at a specific future date at a determined price per share of common stock. Such bonds tend to participate in a substantial portion of the price appreciation of the underlying common stock while enjoying some protection against depreciation due to higher interest rates afforded most bonds and because of the anticipation of the bond's maturity. The portfolio anticipates that convertible securities will represent less than 25% of it's total assets. All convertible bonds must meet the same quality ratings required of corporate bonds, as described for commercial paper. The risks involved in investment in convertible securities are similar to the risks of investment in the underlying common stocks.

Policy Review. If, in the judgment of a majority of the Trustees of the Trust, unanticipated future circumstances make inadvisable the continuation of the Trust's policy of seeking capital appreciation from investment principally in equity securities, or continuation of the more specific policies of each portfolio, then the Trustees may change any such policies without shareholder approval, subject to the limitations provided elsewhere in this Statement of Additional Information (see "Investment Limitations") and after giving 30 days' written notice to the Trust's affected shareholders.

Except for the fundamental investment limitations placed upon the Trust's activities, the Trustees reserve the right to review and change the other investment policies and techniques employed by the Trust, from time to time as they deem appropriate, in response to market conditions and other factors. Reference should be made to "Investment Limitations" for a description of those fundamental investment policies which may not be changed without shareholder approval. Such fundamental policies would permit the Trust, after notice to shareholders but without a shareholder vote, to adopt policies permitting a wide variety of investments, including money market instruments, all types of common and preferred equity securities, all types of long-term debt securities, convertible securities, and certain types of option contracts. In the event of such a policy change, a change in the Trust's name might be required. There can be no assurance that the Trust's present objectives will be achieved.

INVESTMENT LIMITATIONS

The Trust has adopted as fundamental policies the following limitations on its investment activities, which apply to each of its portfolios; these fundamental policies may not be changed without a majority vote of the Trust's shareholders as defined in the Investment Company Act of 1940 (see "Organization of the Trust").

1. Permissible Investments. Subject to the investment policies from time to time adopted by the Trustees, the Trust may purchase any type of securities under such terms as the Trust may determine; and any such securities may be acquired pursuant to repurchase agreements with financial institutions or securities dealers or may be purchased from any person, under terms and arrangements determined by the Trust, for future delivery. Any of these securities may have limited markets and may be purchased with restrictions on transfer; however, the Trust may not make any investment (including repurchase agreements) for which there is no readily available market and which may not be redeemed, terminated or otherwise converted into cash within seven days, unless after making the investment not more than 10% of the Mid-Cap Growth, Investors or Balanced Funds' net assets would be so invested and not more than 15% of the Foresight Fund's net assets would be so invested.

2. Restricted Investments. Not more than five percent of the value of the total assets of a portfolio of the Trust may be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities and excluding bank deposits); nor may securities be purchased when as a result more than 10% of the voting securities of the issuer would be held by any portfolio of the Trust. Except to the extent a portfolio purchases obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, obligations which provide income exempt from federal income taxes, and obligations of domestic banks, their branches, and other domestic depository institutions, the Trust will limit its investments so that not more than 25% of the assets of each of its portfolios are invested in any one industry. For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for performance of the obligations evidenced by the security and whose assets and revenues principally back the security. Any security that does not have a governmental jurisdiction or instrumentality ultimately responsible for its repayment may not be purchased by the Trust when the entity responsible for such repayment has been in operation for less than three years, if such purchase would result in more than five percent of the total assets of the respective portfolio of the Trust being invested in such securities.

The Trust may not purchase the securities of other investment companies,
except for shares of unit investment trusts         and then only if the value
of such shares of any one investment company does not exceed 5% of the value of the total assets of the Trust's portfolio in which the shares are included and the aggregate value of all such shares does not exceed
10% of the value of such total assets, or except in connection with an investment company merger, consolidation, acquisition or reorganization.
The Trust may not purchase any security for purposes of exercising management or control of the issuer, except in connection with a merger, consolidation, acquisition or reorganization of an investment company.
The Trust may not purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the holdings of those of the Trust's officers, Trustees and officers of its Advisor who beneficially hold one-half percent or more of such securities, together exceed 5% of such outstanding securities.

3. Borrowing and Lending. It is a fundamental policy of the Trust that it may borrow (including engaging in reverse repurchase agreement transactions) in amounts not exceeding 25% of a portfolio's total assets for investment purposes. A portfolio of the Trust may not otherwise issue senior securities representing indebtedness and may not pledge, mortgage or hypothecate any assets to secure bank loans, except in amounts not exceeding 15% of its net assets taken at cost.

The Trust may loan its portfolio securities in an amount not in excess of one-third of the value of the portfolio's gross assets, provided collateral satisfactory to the Trust's Advisor is continuously maintained in amounts not less than the value of the securities loaned. The Trust may not lend money (except to governmental units), but is not precluded from entering into repurchase agreements or purchasing debt securities.

4. Other Activities. The Trust may not act as an underwriter (except for activities in connection with the acquisition or disposition of securities intended for or held by one of the Trust's portfolios), make short sales or maintain a short position (unless a Trust portfolio owns at least an equal amount of such securities, or securities convertible or exchangeable into such securities, and not more than 25% of the portfolio's net assets is held as collateral for such sales). Nor may the Trust purchase securities on margin (except for customary credit used in transaction clearance), invest in commodities, purchase interests in real estate, real estate limited partnerships, or invest in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases. However, the Trust may purchase securities secured by real estate or interests therein and may use financial futures contracts, including contracts traded on a regulated commodity market or exchange, to purchase or sell securities which the Trust would be permitted to purchase or sell by other means and where the Trust intends to take or make the required delivery. The Trust may acquire put options in conjunction with a purchase of portfolio securities; it may also purchase put options and write call options covered by securities held in the respective portfolio (and purchase offsetting call options in closing purchase transactions), provided that the put option purchased or call option written at all times remains covered by portfolio securities, whether directly or by conversion or exchange rights; but it may not otherwise invest in or write puts and calls or combinations thereof.

Except as otherwise specifically provided, the foregoing percentage limitations need only be met when the investment is made or other relevant action is taken. As a matter of operating policy in order to comply with certain applicable State restrictions, but not as a fundamental policy, the Trust will not pledge, mortgage or hypothecate in excess of 10% of a portfolio's total assets taken at market value. Although permitted to do so by its fundamental policies, it is the Trust's current policy not to use financial futures contracts and not to acquire put options nor to invest in warrants (other than warrants acquired as a part of a unit or attached to other securities at the time of purchase) if such warrants (valued at the lower of cost or market) would then exceed five percent of a portfolio's net assets and any such warrants not listed on the New York or American Stock Exchange would exceed two percent of the portfolio's net assets.

Notwithstanding the Trust's fundamental policies, it does not presently intend to borrow (including engaging in reverse repurchase agreement transactions) for investment purposes nor to borrow (including engaging in reverse repurchase agreement transactions) for any purpose in amounts in excess of five percent of a portfolio's total assets. If the Trust were to borrow for the purpose of making additional investments, such borrowing and investment would constitute "leverage." Leverage would exaggerate the impact of increases or decreases in the value of a portfolio's total assets on its net asset value, and thus increase the risk of holding the portfolio's shares. Furthermore, if bank borrowings by the Trust for any purpose exceeded one-third of the value of a portfolio's total assets (net of liabilities other than the bank borrowings), then the Investment Company Act of 1940 would require the portfolio, within three business days, to liquidate assets and commensurately reduce bank borrowings until the borrowing level was again restored to such one-third level. Funds borrowed for leverage purposes would be subject to interest costs which might not be recovered by interest, dividends or appreciation from the respective securities purchases. The Trust might also be required to maintain minimum bank balances in connection with such borrowings or to pay line-of-credit commitment fees or other fees to continue such borrowings; either of these requirements would increase the cost of the borrowing.

In connection with the Trust's limitation on the industry concentration of its investments, domestic banks and their branches may include the domestic branches of foreign banks, to the extent such domestic branches are subject to the same regulations as United States banks; but they will not include the foreign branches of domestic banks, unless the obligations of such foreign branches are unconditionally guaranteed by the domestic parent.

If a portfolio of the Trust alters any of the foregoing current operating policies (relating to financial futures contracts, options, warrants or borrowing), it will notify shareholders of the policy revision at least 30 days prior to its implementation and describe the new investment techniques to be employed. In the implementation of its investment policies the Trust will not consider securities to be readily marketable unless they have readily available market quotations.

THE INVESTMENT ADVISOR

Madison Mosaic, LLC (previously known as Bankers Finance Advisors, LLC),

1655 Fort Myer Drive, Arlington, Virginia 22209-3108, is the investment adviser to the Trust and is called the "Advisor" throughout this Statement of Additional Information and the Prospectus. The Advisor is responsible for the investment management of the Trust and is authorized to execute the Trust's portfolio transactions, to select the methods and firms with which such transactions are executed, to oversee the Trust's operations, and otherwise to administer the affairs of the Trust as it deems advisable. In the execution of these responsibilities, the Advisor is subject to the investment policies and limitations of the Trust described in the Prospectus and this Statement of Additional Information, to the terms of the Declaration of Trust and the Trust's By-Laws, and to written directions given from time to time by the Trustees.

The Advisor is a Wisconsin limited liability company, wholly owned by Madison Investment Advisors, Inc. ("Madison"), 6411 Mineral Point Road, Madison, Wisconsin. Madison was founded in 1973 and is an independent, registered investment adviser which has numerous advisory clients.

The investment advisory agreement between the Trust, on behalf of the portfolios, and the Advisor is subject to annual review and approval by the Trustees, including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940. The investment advisory agreement was approved by shareholders for an initial two year term at a special meeting of each portfolio's shareholders held in July 1996.

The investment advisory agreement may be terminated at any time, without penalty, by the Trustees or, with respect to any series or class of the Trust's shares, by the vote of a majority of the outstanding voting securities of that series or class (see "Organization of the Trust"), or by the Advisor, upon sixty days' written notice to the other party. The investment advisory agreement may not be assigned by the Advisor, and will automatically terminate upon any assignment.

Background of the Advisor. The Advisor was formed in 1996 by Madison for the purpose of providing investment management services to the Mosaic family of mutual funds, including the Trust. The Advisor purchased the investment management assets of the former adviser to the Trust, Bankers Finance Investment Management Corp on July 31, 1996. For periods prior to July 31, 1996, references in this Statement of Additional Information and in the Prospectus to the "Advisor" refer to Bankers Finance Investment Management Corp. The Advisor also serves as the investment adviser to Mosaic Government Money Market, Mosaic Income Trust and Mosaic Tax-Free Trust.

Management. Frank E. Burgess is President, Treasurer and Director of Madison and Vice President of the Advisor. Mr. Burgess owns the controlling interest in Madison, which, in turn, controls the Advisor. Mr. Burgess is also a Trustee and Vice President of the Trust. Mr. Burgess holds the same positions with Mosaic Government Money Market, Mosaic Income Trust and Mosaic Tax-Free Trust. Katherine L. Frank is President and Treasurer of the Advisor and Vice President of Madison. Ms. Frank holds the same positions with Mosaic Government Money Market, Mosaic Income Trust and Mosaic Tax-Free Trust.

Advisory Fee and Expense Limitations. For its services under the investment advisory agreement, the Advisor receives a fee, payable monthly, calculated as 3/4 percent per annum of the average daily net assets of the Mid-Cap Growth, Investors and Balanced Funds during the month and as one percent per annum of the average daily net assets of the Foresight Fund during the month. The Advisor has waived 1/4 percent per annum of its Foresight Fund fee through December 31, 1998.

Such fees do not decrease as net assets increase. The Advisor may waive or reduce such fees during any period; the Advisor may also reduce such fees on a permanent basis, without any requirement for consent by the Trust or its shareholders, under such terms as it may determine, by written notice thereof to the Trust.

In addition, the Advisor has agreed, in any event, to be responsible for the fees and expenses of the Trustees and officers of the Trust who are affiliated with the Advisor, the rent expenses of the Trust's principal executive office premises, and its various promotional expenses (including the distribution of Prospectuses to potential shareholders). Other than investment management and related expenses, and the foregoing items, the Advisor is not obligated to provide or pay for any other services to the Trust, although it has discretion to elect to do so.

The investment advisory agreement permits the Advisor to make payments out of its fee to other persons. During the fiscal year ended December 31, 1997, the Advisor received fees of $67,925 with respect to the Mid-Cap Growth Fund (nine months), $151,861 with respect to the Investors Fund, $112,110 with respect to the Balanced Fund and $9,602 with respect to the Foresight Fund (nine-months). During the fiscal year ended March 31, 1997, the Advisor received fees of $113,760 with respect to the Mid-Cap Growth Fund; and for the fiscal year ended December 31, 1996, $99,818 with respect to the Investors Fund, and $91,311 with respect to the Balanced Fund. During the fiscal years ended March 31, 1996 for the Mid-Cap Growth Fund and December 31, 1995 for the Investors and Balanced Funds, the Advisor received advisory fees of $219,111 with respect to the Mid-Cap Growth Fund, $91,637 with respect to the Investors Fund, and $88,169 with respect to the Balanced Fund. During the fiscal years ended March 31, 1997 and 1996, the Advisor received advisory fees of $14,176 and $14,252, respectively, with regard to the Foresight Fund.
No advisory fees were paid with respect to the Foresight Fund for periods prior to the fiscal year ended March 31, 1996.

ORGANIZATION OF THE TRUST

The Trust's Declaration of Trust, dated November 18, 1982, has been filed with the Secretary of State of the Commonwealth of Massachusetts and the Clerk of the City of Boston, Massachusetts. The Prospectuses contain general information concerning the Trust's form of organization and its shares (see "The Trust and Its Shares"), including the series of shares currently authorized.

Series and Classes of Shares. The Trustees may authorize at any time the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations, methods of share distribution or other unforeseen circumstances) with such preferences, privileges, limitations, and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (but classes may represent proportionate undivided interests in a series), and would be subject to the liabilities related thereto. The Investment Company Act of 1940 would require the Trust to submit for the approval of the shareholders of any such additional series or class any adoption of an investment advisory contract or any changes in the Trust's fundamental investment policies related to the series or class.

The Trustees may divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate interests in the series. Any assets, income and expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such a manner as they deem fair and equitable. Upon any liquidation of the Trust or of a series of its shares, the shareholders are entitled to share pro-rata in the liquidation proceeds available for distribution. Shareholders of each series have an interest only in the assets allocated to that series.

Voting Rights. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. As of January 30, 1998, the shareholders which held five percent or more of the Mid-Cap Growth Fund were: Charles Schwab & Co., 101 Montgomery St., San Fransisco, CA (7%); of the Investors Fund: none; of the Balanced Fund: none; and of the Foresight Fund: none.

Shareholder votes relating to the election of Trustees, approval of the Trust's selection of independent auditors and any contract with a principal underwriter, as well as any other matter in which the interests of all shareholders are substantially identical, will be voted upon without regard to series or classes of shares. Matters that do not affect any interest of a series or class of shares will not be voted upon by the unaffected shareholders. Certain other matters in which the interests of more than one series or class of shares are affected, but where such interests are not substantially identical, will be voted upon separately by each series or class affected and will require a majority vote of each such series or class to be approved by it. When a matter is voted upon separately by more than one series or class of shares, it may be approved with respect to a series or class even if it fails to receive a majority vote of any other series or class or fails to receive a majority vote of all shares entitled to vote on the matter.

Because there is no requirement for annual elections of Trustees, the Trust does not anticipate having regular annual shareholder meetings after the initial meeting; shareholder meetings will be called as necessary to consider questions requiring votes by the shareholders.
The selection of the Trust's independent auditors will be submitted to a vote of ratification at any annual meetings held by the Trust. Any change in the Declaration of Trust, in the Investment Advisory Agreement (except for reductions of the Advisor's fee) or in the fundamental investment policies of the Trust must be approved by a majority of the affected shareholders before it can become effective. For this purpose, a "majority" of the shares of the Trust means either the vote, at an annual or special meeting of the shareholders, of 67 percent or more of the shares present at such meeting if the holders of more than 50 percent of the outstanding shares of the Trust are present or represented by proxy or the vote of 50 percent of the outstanding shares of the Trust, whichever is less. Voting groups will be comprised of separate series and classes of shares or of all of the Trust's shares, as appropriate to the matter being voted upon.

The Declaration of Trust provides that two-thirds of the holders of record of the Trust's shares may remove a Trustee from office either by declarations in writing filed with the Trust's Custodian or by votes cast in person or by proxy at a meeting called for the purpose. The Trustees are required to promptly call a meeting of shareholders for the purpose of voting on removal of a Trustee if requested to do so in writing by the record holders of at least 10% of the Trust's outstanding shares. Ten or more persons who have been shareholders for at least six months and who hold shares with a total value of at least $25,000 (or 1% of the Trust's net assets, if less) may require the Trustees to assist a shareholder solicitation to call such a meeting by providing either a shareholder mailing list or an estimate of the number of shareholders and approximate cost of the shareholder mailing, in which latter case, unless the Securities and Exchange Commission determines otherwise, the shareholders desiring the solicitation may require the Trustees to undertake the mailing if those shareholders provide the materials to be mailed and assume the cost of the mailing.

Shareholder Liability. Under Massachusetts law, the share-holders of an entity such as the Trust may, under certain circumstances, be held personally liable for its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument, entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust.
The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereof. Thus the risk of a shareholder incurring financial loss on account of status as a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Liability of Trustees and Others. The Declaration of Trust provides that the officers and Trustees of the Trust will not be liable for any neglect, wrongdoing, errors of judgment, or mistakes of fact or law, except that they shall not be protected from liability arising out of willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties to the Trust. Similar protection is provided to the Advisor under the terms of the investment advisory agreement and the services agreement. In addition, protection from personal liability for the obligations of the Trust itself, similar to that provided to shareholders, is provided to all Trustees, officers, employees and agents of the Trust.

TRUSTEES AND OFFICERS

The Trustees and executive officers of the Trust and their principal occupations during the past five years are shown below:

Frank E. Burgess*
6411 Mineral Point Road, Madison, WI 53705
Trustee and Vice President

President and Director of Madison Investment Advisors, Inc., the entity which controls the Advisor. Prior to forming Madison in 1973, he was Assistant Vice President and Trust Officer of M&I Bank of Madison, Wisconsin. Mr. Burgess received his BS from Iowa State University and his law degree from the University of Wisconsin. He is a member of the State Bar of Wisconsin. b. 8/4/42.

Thomas S.  Kleppe***
7100 Darby Road, Bethesda, MD 20817
Trustee

Private Investor; formerly Visiting Professor at the University of Wyoming, Secretary of the U.S. Department of the Interior, Administrator of the U.S. Small Business Administration, U.S. Congressman from North Dakota, Vice President and Director of Dain, Kalman & Quail, investment bankers, and President of Gold Seal Co., manufacturers of household cleaning products. Attended Valley City State College of North Dakota. b. 7/1/19.

James R.  Imhoff, Jr.***
429 Gammon Place, Madison, WI 53719
Trustee

Chairman and CEO of First Weber Group, Inc. of Madison, WI, a residential real estate company; Chairman of the Wisconsin Real Estate Board of the Department of Regulation and Licensing; Director to the University of Wisconsin School of Business, Center for Urban Land Economics Research; Director of the Park Bank, Wisconsin; formerly President of the Wisconsin Realtors Association and the Greater Madison Board of Realtors and Director of the National Association of Realtors. An alumnus of the Marquette University School of Business. b. 5/20/44.

Lorence D.  Wheeler***
4905 W. 60th Avenue, Arvada, CO  80003
Trustee

President of Credit Union Benefits Services, Inc., a provider of retirement plans and related services for credit union employees nationwide. Previously a shareholder of the law firm of Bell, Metzner & Gierart, SC. Mr. Wheeler received his law degree from the University of Wisconsin. b. 1/31/38.

*Trustee deemed to be an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940.

*** Member of the Audit Committee of the Trust. The Audit Committee is responsible for reviewing the results of each audit of the Trust by its independent auditors and for recommending the selection of independent auditors for the coming year.

Katherine L.  Frank
6411 Mineral Point Road, Madison, WI 53705
President

President of Mosaic Funds, Vice President of Madison Investment
Advisors, Inc.  A graduate of Macalester College, St.  Paul,
Minnesota.

Julia M.Nelson
1655 Fort Myer Drive, Arlington, VA 22209-3108
Vice President

Vice President of Mosaic Funds.

Jay R.  Sekelsky
6411 Mineral Point Road, Madison, WI 53705
Vice President

Vice President of Mosaic Funds and of Madison Investment
Advisors, Inc. Formerly Vice President of Wellington Management Group of Boston, MA. Mr. Sekelsky holds a BBA in Accounting and an MBA in Finance from the University of Wisconsin.

Christopher C.  Berberet
6411 Mineral Point Road, Madison, WI 53705
Vice President

Vice President of Mosaic Funds and of Madison Investment
Advisors, Inc. Formerly the Director of Fixed Income Management for the ELCA Board of Pensions, Minneapolis, MN. A graduate of the University of Wisconsin.

W.  Richard Mason
1655 Ft.  Myer Drive, Arlington, VA 22209
Secretary

Secretary of Mosaic Funds, GIT Investment Services, Inc.,
Presidential Savings Bank, FSB and Presidential Service Corporation. Formerly Assistant General Counsel for the Investment Company Institute. Mr. Mason holds a BS in Foreign Service from Georgetown University and received his law degree from The George Washington University. He is a member of the District of Columbia and Texas bars.

Only those persons named in the table of Trustees and officers who are not interested persons of the Trust are eligible to be compensated by the Trust. The compensation of each non-interested Trustee who may be compensated by the Trust has been fixed at $4,000 per year, to be pro-rated according to the number of regularly scheduled meetings each year. Four Trustees' meetings are currently scheduled to take place each year. In addition to such compensation, those Trustees who may be compensated by the Trust shall be reimbursed for any out-of-pocket expenses incurred by them in connection with the affairs of the Trust. Mr. Kleppe will receive annual compensation from the Trust and from the other investment companies managed by the Advisor or Madison (see "the Investment Advisor") totalling $15,000. Mr. Imhoff and Mr. Wheeler received annual compensation from the Trust and from other investment companies managed by the Advisor or Madison totalling $18,000 through June 13, 1997, and thereafter have been compensated in the same amount as Mr. Kleppe.

During the last twelve months of the Trust, the Trustees were compensated as follows:

                    Aggregate      Total Compensation from
                    Compensation   Trust and Mosaic Complex
                    from Trust     Paid to Trustees (a)

Frank E. Burgess     $0            $0
Thomas S. Kleppe     $4,000        $15,000
James R. Imhoff, Jr. $4,000        $18,000
Lorence D. Wheeler   $4,000        $18,000

(a) Prior to June 13, 1997, the complex was comprised of 4 trusts and three corporations with a total of 16 funds and/or series. After June 13, 1997, the complex is comprised of 4 trusts and one corporation with a total of 15 funds and/or series.

Under the Declaration of Trust, the Trustees are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as Trustees of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

As of February 17, 1998 the Trustees and officers directly or indirectly owned less than one percent of the outstanding shares in the Mid-Cap and Investors Funds. Less than five percent of the Balanced and Foresight Funds' outstanding shares were held directly or indirectly by the Trustees and officers.

ADMINISTRATIVE AND OTHER EXPENSES

Except for certain expenses assumed by the Advisor (see "The Investment Advisor"), the Trust is responsible for payment from its assets of all of its expenses. These expenses can include any of the business or other expenses of organizing, maintaining and operating the Trust. Certain expense items which may represent significant costs to the Trust include the payment of the Advisor's fee; the expense of shareholder accounting, customer services, and calculation of net asset value; the fees of the Custodian, of the Trust's independent accountants, and of legal counsel to the Trust; the expense of registering the Trust and its shares, of printing and distributing prospectuses and periodic financial reports to current shareholders, and of trade association membership; and the expense of preparing shareholder reports, proxy materials and of holding shareholder meetings of the Trust. The Trust is also responsible for any extraordinary or non-recurring expenses it may incur.

Services Agreement. The Trust does not have any officers or employees who are paid directly by the Trust. The Trust has entered into a services agreement with the Advisor for the provision of operational and other services required by the Trust. Such services may include the functions of shareholder servicing agent and transfer agent, bookkeeping and portfolio accounting services, the handling of telephone inquiries, cash withdrawals and other customer service functions including monitoring wire transfers, and providing to the Trust appropriate supplies, equipment and ancillary services necessary to the conduct of its affairs. The Trust is registered with the Securities and Exchange Commission as the transfer agent for its shares and acts as its own dividend-paying agent; while transfer agent personnel and facilities are included among those provided to the Trust under the services agreement, the Trust itself is solely responsible for its transfer agent and dividend payment functions and for the supervision of those functions by its officers. The Trust maintains books and records of shareholder accounts and provides confirmations of transactions and quarterly account statements.

All such services provided to the Trust by the Advisor are rendered at a flat percentage fee calculated as a percentage of average daily net assets, reviewed and approved at least annually by the Trustees. Such fee is expected to approximate or be below the cost of providing such services. The term "cost" includes both direct expenditures and the related overhead costs, such as depreciation, employee supervision, rent and the like; reimbursements to the Advisor pursuant to the Services Agreement are in addition to and independent of payments made pursuant to the Investment Advisory Agreement. The Advisor provides such services to Mosaic Income Trust, Mosaic Tax-Free Trust and Mosaic Government Money Market. The costs covered by the Services Agreement will also include certain direct expenses (including custody, brokerage, blue sky, legal and audit).


Distribution Agreement. GIT Investment Services, Inc. acts as the Trust's distributor pursuant to a distribution agreement, dated January 11, 1983, without compensation under such agreement. This agreement has an initial term of two years and may thereafter continue in effect only if approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940; the agreement provides for distribution of the Trust's shares without a sales charge to the investor. The distributor may act as the Trust's agent for any sales of its shares. The Trust will also sell its shares directly to any person. The distributor makes the Trust's shares continuously available to the general public in those states where it has qualified to do so, but has assumed no obligation to purchase any of the Trust's shares. The distributor is wholly owned by A. Bruce Cleveland, its President.

PORTFOLIO TRANSACTIONS

Decisions as to the purchase and sale of securities for the Trust, and decisions as to the execution of these transactions, including selection of market, broker or dealer and the negotiation of commissions are, where applicable, to be made by the Advisor, subject to review by the officers and Trustees of the Trust.

In general, in the purchase and sale of portfolio securities the Trust will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining the best price and execution, the Advisor may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Advisor, and any statistical, research or other services provided by the dealer to the Advisor, including payment for the use by the Advisor of electronic research services. Research and statistical information regarding securities may be used by the Advisor for the benefit of all members of the Mosaic family of mutual funds and by other clients of Madison. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Trust as determined in good faith by the Advisor.

Brokers or dealers who execute portfolio transactions for the Trust may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. During its three most recent fiscal years the Trust paid aggregate brokerage commissions as follows: $103,868 for the period December 31, 1997; $132,000 for the fiscal year ending March 31,
1997; $156,680 for the fiscal year ending March 31, 1996; and $126,777 for the fiscal year ending March 31, 1995.

The Trust reserves the right to purchase portfolio securities through an affiliated broker, when deemed in the Trust's best interests by the Advisor, provided that: (1) the transaction is in the ordinary course of the broker's business; (2) the transaction does not involve a purchase from another broker or dealer; (3) compensation to the broker in connection with the transaction is not in excess of one percent of the cost of the securities purchased; and (4) the terms to the Trust for purchasing the securities, including the cost of any commissions, are not less favorable to the Trust than terms concurrently available from other sources. Any compensation paid in connection with such a purchase will be in addition to fees payable to the Advisor under the investment advisory agreement. The Trust does not anticipate that any such purchases through affiliates will represent a significant portion of its total activity; no such transactions took place during the Trust's most recent fiscal year.

Except as otherwise disclosed in the prospectus for the Foresight Fund,

the Trust does not expect to engage in a significant amount of short-term trading, but securities may be purchased and sold in anticipation of market fluctuations, as well as for other reasons. The Trust anticipates that annual portfolio turnover for each of its portfolios generally will not exceed 100%, but the actual turnover rate will not be a limiting factor if the Trust deems it desirable to conduct purchases and sales of portfolio securities. Reference should be made to the Prospectuses for actual rates of portfolio turnover (see "Financial Highlights").

SHAREHOLDER TRANSACTIONS

The Prospectuses describe the basic procedures for investing in the Trust (see "How to Purchase and Redeem Shares"). The following information concerning other investment procedures is presented to supplement the information contained in the Prospectuses.

Shareholder Service Policies. The Trust's policies concerning shareholder services are subject to change from time to time.

Minimum Initial Investment and Balance. The Trust reserves the right to change its minimum initial investment requirement or the minimum account size below which an account is subject to a monthly service charge, or involuntary closing by the Trust. The Trust may also institute a minimum amount for subsequent investments, if it so chooses, by 30 days written notice to its shareholders.

Special Service Charges. The Trust further reserves the right, after 30 days written notification to shareholders, to impose special charges for services provided to individual shareholders that are not regularly afforded to shareholders generally. Such service charges may include but are not limited to special custodian bank processing charges such as fees for stop payment orders and returned checks. The Trust's standard service charges are also subject to adjustment from time to time.

Share certificates will not be issued.

Subaccounting Services. The Trust offers subaccounting services to institutions. The Trustees reserve the right to determine from time to time such guidelines as they deem appropriate to govern the level of subaccounting service that can be provided to individual institutions in differing circumstances. Normally, the Trust's minimum initial investment to open an account will not apply to subaccounts; however, the Trust reserves the right to impose the same minimum initial investment requirement that would apply to regular accounts, if it deems that the cost of carrying a particular subaccount or group of subaccounts is otherwise likely to be excessive. The Trust may provide and charge for subaccounting services which it determines exceed those services which can be provided without charge. The availability and cost of such additional services will be determined in each case by negotiation between the Trust and the parties requesting the additional services. The Trust is not presently aware of any such services for which a charge will be imposed.

Crediting of Investments. The Trust reserves the right to reject any investment in the Trust for any reason and may at any time suspend all new investment in the Trust. The Trust may also, in its discretion or at the instance of the Advisor, decline to give recognition as an investment to funds wired for credit to any account, until such funds are actually received by the Trust. Under present federal regulatory guidelines, the Advisor may be responsible for any losses resulting from changes in the Trust's net asset values which are incurred by the Trust as a result of failure to receive funds from an investor to whom recognition for investment was given in advance of receipt of payment.

If shares are purchased to be paid for by wire and the wire is not received by the Trust or if shares are purchased by a check which, after deposit, is returned unpaid or proves uncollectible, then the share purchase may be canceled immediately. The shareholder that gave notice of the intended wire or submitted the check will be held fully responsible for any losses so incurred by the Trust, the Advisor or the distributor.

Funds Received by Wire. Wires are normally converted into shares in the Trust at the net asset value next determined.

Checks. Checks drawn on foreign banks will not be considered received until the Trust has actual receipt of payment in U.S. dollars after submission of the check for collection; collection of such checks through the international banking system may require 30 days or more.

Purchase Orders From Brokers. An order to purchase shares which is received by the Trust from a securities broker will be considered received in proper form for the net asset value per share determined as of the close of the New York Stock Exchange on the day of the order, provided the broker received the order from its customer prior to that
time.         Shareholders who invest in the Trust through a broker may be charged a commission for the handling of the transaction, if the broker so elects. A shareholder may deal directly with the Trust without a fee.

SHARE REDEMPTIONS

The value of shares redeemed will be determined according to the share net asset value next calculated after the request has been received in proper form. (See "Determination of Net Asset Value.") Thus, any such request received in proper form prior to the close of the New York Stock Exchange (normally 4 p.m. Washington, DC time) on a business day will reflect the net asset value calculated at that time; later withdrawal requests will be processed to reflect the share net asset value figure calculated on the next day the calculation is made. The Trust calculates net asset values each day the New York Stock Exchange is open for trading.

Net asset value determinations will apply as of the day the redemption order is submitted in proper form. A redemption request may not be deemed to be in proper form unless a signed account application has been submitted to the Trust by the shareholder or such an application is submitted with the redemption request. Shareholders should be aware that it is possible, should the share net asset value of the respective portfolio fall as a result of normal market value changes, that amounts available for withdrawal from an account could be less than the amount of the original investment.

The Trust will use its best efforts in normal circumstances to handle redemptions within the times previously given. However, it may, for any reason, suspend the right of redemption or postpone payment for any shares in the Trust for any period up to seven days. The Trust's sole responsibility with regard to redemptions shall be to process, within the aforementioned time period, redemption requests in proper form. Neither the Trust, its affiliates, nor the Custodian can accept responsibility for any act or event which has the effect of delaying or preventing timely transfers of payment to or from shareholders. By law, payment for shares in the Trust may be suspended or delayed for more than seven days only during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closings; when trading on such Exchange is restricted, as determined by the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

When an account is closed, the Trust reserves the right to make payment by check of any final dividends declared to the date of the redemption to close the account, but not yet paid, on the same day such dividends are paid to other shareholders, rather than at the time the account is closed.

Inter-Fund Exchanges. Shares redeemed from one shareholder account to another by exchange will earn their final days' dividend on the day of exchange.


The Trust reserves the right, when it deems such action necessary to protect the interests of its shareholders, to refuse to honor withdrawal requests made by individuals purporting to act with the authority of another person or on behalf of a corporation or other legal entity or whose identity has not been established to the Trust's satisfaction. Each such individual must provide a corporate resolution or other appropriate evidence of his authority or identity satisfactory to the Trust. The Trust reserves the right to refuse any third party redemptions.

If, in the opinion of the Trustees, extraordinary conditions exist which make cash payments undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of the Trust; except, however, that the Trust has elected, pursuant to rules of the Securities and Exchange Commission, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of one percent of the aggregate net assets of the Trust or $250,000. Any property of the Trust distributed to shareholders will be valued at its net asset value. In disposing of any such property received from the Trust, an investor might incur commission costs or other transaction costs; there is no assurance that an investor attempting to dispose of any such property would actually receive the full net asset value for it. Except as described herein, however, the Trust intends to pay for all share redemptions in cash.

It is the shareholder's obligation to inform the Trust of address changes. The Trust will exercise reasonable care to ascertain the correct address of lost shareholders. The Trust will conduct two database searches and use at least one information database service.
The search will be conducted at no cost to the shareholder. The Trust will not, however, perform such searches if the shareholder's account is less than $25, if the shareholder is not a natural person or the Trust has received documentation that the shareholder is deceased. If a lost shareholder cannot be located after such procedures, such shareholder's account may be escheated to the state of the shareholder's last residence. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

RETIREMENT PLANS

General information on retirement plans offered by the Trust is provided in the Prospectuses (see "Retirement Plans"). Additional information concerning these retirement plans is provided below.

IRAs. The minimum initial contribution for an IRA plan with the Trust is $500. Spousal IRAs are accepted by creating two accounts, one for each spouse. For IRAs opened in connection with a payroll deduction or SEP plan, the Trust may waive the initial investment minimum on a case-by-case basis.

The Trust's annual account maintenance fee is deducted from the account at the end of each year or at the time of the account's closing unless prepaid by the shareholder.

Other Retirement Plans or Retirement Plan Accounts. The Trust does not intend to impose any monthly minimum balance charge with respect to retirement plan accounts. The Trust offers prototype Education IRA, Keogh, SEP IRA, SIMPLE, 401(k) and 403(b) retirement plans. The Trust may waive the initial investment minimum for prototype or other retirement plan accounts on a case by case basis.

DECLARATION OF DIVIDENDS

Substantially all of the Trust's accumulated net investment income will be declared as dividends and distributed to the shareholders of the Foresight, Mid-Cap Growth and Investors Funds once a year at the end of the Trust's December 31 fiscal year. The Trust intends to declare and pay regular Balanced Fund dividends quarterly. The amount of the Trust's net investment income will reflect the Trust's dividend income, any premiums earned for writing call options, any interest income (plus any discount earned less premium amortized), less expenses accrued with respect to each portfolio for the period. All items of income and expense which apply solely to one of the Trust's portfolios will be wholly allocated to that portfolio; such items which are not clearly applicable to one portfolio will be allocated between portfolios pro-rata on the basis of their relative net assets or upon such other basis as the Trustees determine is equitable.

Net capital gains, if any, will be declared as a capital gains dividend on or before December 31.

Any declaration of dividends with respect to a portfolio is dependent upon the level of income and capital gains earned by the portfolio during the fiscal year. No historical rate of dividend payments will be indicative of future dividends.

Notice of dividends will be mailed to each shareholder when the dividends are paid; for tax purposes each shareholder will also receive an annual summary of dividends paid by the Trust and the extent to which they constitute capital gains dividends (see "Additional Tax Matters").

DETERMINATION OF NET ASSET VALUE

The net asset value of each portfolio of the Trust, and of the respective shares, is calculated once each day the New York Stock Exchange is open for trading. The net asset value of the Trust is not calculated on New Year's Day, the observance of Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, the observance of Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading. The net asset value calculation is made as of the close of the New York Stock Exchange, as described in the Prospectus.

Net asset value per share of each portfolio is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares that represent an interest in the portfolio. These calculations are performed by the Trust pursuant to the Services Agreement (see "Administrative and Other Expenses"). The Trust does not charge a "sales load," and accordingly its shares are both offered and redeemed at net asset value.

Securities traded on a securities exchange are valued at their closing sales price on the principal market on which such securities are traded, if available, and if not available, such securities are valued at the mean between the bid and ask prices. Other securities for which current market quotations are readily available are valued at the mean between their bid and ask prices; securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. The Trustees may authorize reliance upon an independent pricing service for the determination of securities values. An independent pricing service may price securities with reference to market transactions in comparable securities and to historical relationships among the prices of comparable securities; such prices may also reflect an allowance for the impact upon prices of the larger transactions typical of trading by institutions. The Trust's shares will be priced by rounding their value to the nearest one-tenth of one cent.

Valuation of Covered Call Options. When call options are written, the premium received is reflected on the Trust's books as a cash asset offset by a deferred credit liability, so the premium has no impact on net asset value at that time. The deferred credit amount is then marked to the market value of the outstanding option contract daily. If the option contract is exercised, the Trust reflects a sale of the appropriate securities (which may be either the underlying portfolio securities or corresponding securities purchased in the open market to deliver against the option contract) at a price equal to the option strike price plus the option premium received, and the deferred credit liability is then extinguished. If the option expires without being exercised (or if it is offset by a closing purchase transaction), then the Trust recognizes the deferred credit as a gain (reduced by the cost of any closing purchase transaction).

ADDITIONAL TAX MATTERS

Shareholders are urged to consult their tax advisors regarding the application of foreign, federal, state and local taxes to an investment in the Trust. The following is a general and abbreviated summary of the applicable statutes and regulations currently in effect. These rules are subject to legislative and administrative change which may be prospective or retroactive.

Federal Income Tax. To qualify as a "regulated investment company" and avoid Fund-level federal income tax under the Internal Revenue Code
(the "Code"), each Trust portfolio must, among other things, distribute 100% of its net income and net capital gains in the fiscal year in which it is earned. The Code also requires the distribution of at least 98% of net income for the calendar year and capital gains determined as of October 31 each year before the calendar year end in order to avoid a 4% excise tax. Each portfolio intends to distribute all taxable income to the extent it is realized and avoid imposition of federal income excise taxes.

To qualify as a regulated investment company under the Code, each Trust portfolio must derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of securities, and certain other types of income.
Should a portfolio fail to qualify as a "regulated investment company" under the Code, the portfolio would be taxed as a corporation with no allowable deduction for the distribution of dividends.

Shareholders of any portfolio, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the portfolio and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Generally, dividends declared by a portfolio during October, November or December of any calendar year and paid to shareholders prior to February 1 of the following year will be treated for tax purposes as received in the year the dividend was declared. Since normally at least 65% of each portfolio's assets (except the Balanced Fund) will be invested in equity securities, some of which may pay eligible dividends, a substantial portion of the regular dividends paid by such portfolios is expected to be eligible for the dividends received deduction for corporate shareholders (70% of dividends received).

Foreign securities held by a portfolio may be subject to withholding or taxation by foreign governments on their interest or dividends. Such withholding or taxation may be reduced or eliminated by tax conventions between certain countries and the U.S.

Shareholders who fail to comply with the interest and dividends "backup" withholding provisions of the Code (by filing Form W-9 or its equivalent, when required) or who have been determined by the Internal Revenue Service to have failed to properly report dividend or interest income, may be subject to a 31% withholding requirement on transactions with the Trust.

For tax purposes, the Trust will send shareholders an annual notice of dividends paid during the prior year. Investors are advised to retain all statements received from the Trust to maintain accurate records of their investment. Shareholders of each portfolio of the Trust will be subject to federal income tax on the net capital gains, if any, realized by each portfolio and distributed to shareholders as capital gains dividends. Shareholders should carefully consider the tax implications of buying the Trust's shares just prior to declaration of a regular or capital gains dividend. Prior to the declaration, the value of the distribution will be reflected in net asset value per share and thus will be paid for by the shareholder when the shares are purchased; when the dividend is declared the amount to be distributed will be deducted from net asset value, lowering the value of the shareholder's investment by the same amount, but the shareholder nevertheless will be taxed on the amount of the dividend without any offsetting deduction for the drop in share value until the shares are ultimately redeemed. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividend received.

The Trust reserves the right to involuntarily redeem any of its shares if, in its judgment, ownership of the Trust's shares has or may become so concentrated as to make the Trust a personal holding company under the Code.

State and Local Taxes. Dividends paid by the Trust are generally expected to be subject to any state or local taxes on income. Shareholders should consult their tax advisers about the status of distributions from the Trust in their own tax jurisdictions.

TOTAL RETURN CALCULATIONS

In order to provide a basis for comparisons of the Trust's portfolios with similar funds, with comparable market indices, and with investments such as savings accounts, savings certificates, taxable and tax-free bonds, common stocks, money market funds and money market instruments, the Trust calculates total return for each of its portfolios.

Total Return. Average annual total return is calculated by finding the compounded annual rate of return over a given period that would be required to equate an assumed initial investment in the portfolio to the ending redeemable value the investment would have had at the end of the period, taking into account the effect of the changes in the portfolio's share price during the period and any recurring fees charged to shareholder accounts, and assuming the reinvestment of all dividends and other distributions at the applicable share price when they were paid. Non-annualized aggregate total returns may also be calculated by computing the simple percentage change in value that equates an assumed initial investment in the portfolio with its redeemable value at the end of a given period, determined in the same manner as for average annual total return calculations.

Representative Total Return Quotations. The following representative total return quotations for the Investors Fund and the Balanced Fund represent the performance of their economic predecessors, Bascom Hill Investors, Inc. and Bascom Hill BALANCED Fund, Inc. Since the Foresight Fund's investment objectives and policies changed on January 1, 1998, the historical performance of the fund presented herein is not expected to be representative of the portfolio's future performance.
For the year ended December 31, 1997, the average annualized total return of the Mid-Cap Growth Fund was 17.02%; of the Investors Fund was 34.84%; of the Balanced Fund was 25.49%; and of the Foresight Fund was 2.52%. For the period beginning April 16, 1993 (commencement date and public offering) through December 31, 1997, the average annualized total return for the Foresight Fund was 4.07%. For the calendar quarter ending December 31, 1997 the non-annualized aggregate total return of the Mid-Cap Growth Fund was -2.73%; of the Investors Fund was 4.15%; of the Balanced Fund was 3.73%; and of the Foresight Fund was -15.68%. Had the Advisor not waived a percentage of its advisory fee, the Foresight Fund's one year total return would have been 1.84%, and its average annualized total return since inception would have been 2.84% and its aggregate return would have been 14.11%.

The 10-year average annualized total return through December 31, 1997 and the 5-year average annualized total return of the Investors Fund through such date was 13.75% and 17.14%, respectively, and its non-annualized aggregate total returns for ten years and since inception on November 1, 1978 were 262.83% and 1,414.87%, respectively.

The 10-year average annualized total return through December 31, 1997 and the 5-year average annualized total return of the Balanced Fund through such date was 11.01% and 13.36%, respectively, and its non-annualized aggregate total returns for ten years and since inception on December 18, 1986 were 184.21% and 194.61%, respectively.

The 10-year average annualized total return through December 31, 1997, and the 5-year average annualized total return of the Mid-Cap Growth Fund through such date was 11.42% and 10.85%, respectively. Its non-annualized aggregate total return for ten years and since inception on July 21, 1983 were 194.82% and 390.46%, respectively.

Performance Comparisons. From time to time, in advertisements or in reports to shareholders and others, the Trust may compare the performance of its portfolios to that of recognized market indices or may cite the ranking or performance of its portfolios as reported in recognized national periodicals, financial newsletters, reference publications, radio and television news broadcasts, or by independent performance measurement firms.

The Trust may also compare the performance of its portfolios to that of other funds managed by the same Advisor. It may compare its performance to that of other types of investments, substantiated by representative indices and statistics for those investments.

Market indices which may be used include those compiled by major securities firms, such as Salomon Brothers, Shearson Lehman Hutton, the First Boston Corporation, and Merrill Lynch; other indices compiled by securities rating or valuation services, such as Ryan Financial Corporation and Standard and Poor's Corporation may also be used. Periodicals which report market averages and indices, performance information, and/or rankings may include: The Wall Street Journal, Investors Daily, The New York Times, The Washington Post, Barron's, Financial World Magazine, Forbes Magazine, Money Magazine, Kiplinger's Personal Finance, and the Bank Rate Monitor. Independent performance measurement firms include Lipper Analytical Services, Inc., Frank Russell Company, SCI and CDA Investment Technologies.

In addition, a variety of newsletters and reference publications provide information on the performance of mutual funds, such as the Donoghue's Money Fund Report, No-Load Fund Investor, Wiesenberger Investment Companies Service, the Mutual Fund Source Book, the Mutual Fund Directory, the Switch Fund Advisory, Mutual Fund Investing, the Mutual Fund Observer, Morningstar, and the Bond Fund Survey. Financial news is broadcast by the Financial News Network, Cable News Network, Public Broadcasting System, and the major television networks as well as by numerous independent radio and television stations.

The Trust may also disclose the contents of each of its portfolios as frequently as daily in advertisements and elsewhere.

Lipper Analytical Services, Inc. measures the performance of the performance of the Investors Fund is compared to mutual funds categorized as "Growth and Income funds"; the performance of the Balanced Fund is compared to mutual funds categorized as "Balanced funds"; and Mid-Cap Growth Fund compared to mutual funds categorized as "Mid-Cap Company Growth funds". As of the date of this Statement of Additional Information, the Foresight Fund is expected to be compared to mutual funds categorized as "Equity Flexible funds." If any of these categories should be changed by Lipper Analytical Services, Inc., comparisons will be made thereafter based on the revised categories.

It should be noted that the investment results of the Trust's portfolios will tend to fluctuate over time, so historical total returns should not be considered representations of what an investment may earn in any future period. Actual distributions to shareholders will tend to reflect changes in portfolio income, and will also depend upon the level of the Trust's expenses, realized or unrealized investment gains and losses, and the relative results of the Trust's investment policies. Thus, at any point in time future total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

CUSTODIANS AND SPECIAL CUSTODIANS

Star Bank N.A., 425 Walnut Street, Cincinnati, OH 45202, is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for cash receipts and disbursements in connection with the purchase and sale of the Trust's shares.

The Trust may appoint as Special Custodians, from time to time, certain banks, trust companies, and firms which are members of the New York Stock Exchange and trade for their own account in the types of securities purchased by the Trust. Such Special Custodians will be used by the Trust only for the purpose of providing custody and safekeeping services of relatively short duration for designated types of securities which, in the opinion of the Trustees or of the Advisor would most suitably be held by such Special Custodians rather than by the Custodian. In the event any such Special Custodian is used, it shall serve the Trust only in accordance with a written agreement with the Trust meeting the requirements of the Securities and Exchange Commission for custodians and approved and reviewed at least annually by the Trustees, and, if a securities dealer, only if it delivers to the Custodian its receipt for the safekeeping of each lot of securities involved prior to payment by the Trust for such securities.

The Trust may also maintain deposit accounts for the handling of cash balances of relatively short duration with various banks, as the Trustees or officers of the Trust deem appropriate, to the extent permitted by the Investment Company Act of 1940.

LEGAL MATTERS AND INDEPENDENT AUDITORS

DeWitt Ross & Stevens, S.C., 8000 Excelsior Drive, Madison, Wisconsin, 53708, acts as legal counsel to the Trust. Sullivan & Worcester LLP, 1025 Connecticut Avenue, NW, Washington, DC, 20036, acts as review counsel to the Trust's independent Trustees.

Deloitte & Touche LLP, 117 Campus Drive, Princeton, NJ 08540 serves as independent auditors to the Trust.

From time to time the Trust may be or become involved in litigation in the ordinary conduct of its business. Material items of litigation having consequences of possible or unspecified damages, if any, are disclosed in the notes to the Trust's financial statements (see
"Financial Statements and Report of Independent Auditors)."

ADDITIONAL INFORMATION

The Trust issues semi-annual and annual reports to its shareholders and may issue other reports, such as quarterly reports, as it deems appropriate; the annual reports are audited by the Trust's independent auditors.

Statements contained in this Statement of Additional Information and in the Prospectuses as to the contents of contracts and other documents are not necessarily complete. Investors should refer to the documents themselves for definitive information as to their detailed provisions. The Trust will supply copies of its Declaration of Trust and By-Laws to interested persons upon request.

The Trust and shares in the Trust have been registered with the Securities and Exchange Commission in Washington, DC, by the filing of a registration statement. The registration statement contains certain information not included in the Prospectuses or not included in this Statement of Additional Information and is available for public inspection and copying at the offices of such Commission.

FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT AUDITORS

Audited Financial Statements of the Trust, together with the reports of Deloitte & Touche LLP, independent auditors for the fiscal year ended December 31, 1997, appear in the respective Annual Reports to shareholders for the Trust for the periods ended December 31, 1997, which are incorporated herein by reference. They have been filed with the SEC and are furnished to investors with this Statement of Additional Information. Additional copies of such reports are available upon request at no charge by writing or calling the Trust at the address and telephone number shown on the cover page above.

Part C
May 1, 1998
Mosaic Equity Trust
Cross Reference Sheet
Pursuant to Rule 495(a)

24(a) Financial Statements

Included in Part A:  Financial Highlights

Included in Part B: Filed with the Securities and Exchange Commission pursuant to Section 30 of the Investment Company
Act of 1940 on February 27, 1998, and incorporated herein by reference is the Trust's Annual Reports to Shareholders for the period ended December 31, 1997.

Included in such Reports to Shareholders are: Statements of Assets and Liabilities (including portfolios of investments), Statement of Operations, Statements of Changes in Net Assets, Financial Highlights, Notes to Financial Statements and Report of Deloitte & Touche LLP, Independent Auditors.

Included as an Exhibit to Part C: Consent of Independent Auditors (Because the Statements of Changes in Net Assets involved more than one fiscal year and were audited by different Independent Accountants, consents from Williams, Young & Associates, LLC, Ernst & Young LLP and Deloitte & Touche LLP are included)

24(b) Exhibits

Exhibit No.    Description of Exhibit

      1        Declaration of Trust*
      2        By-Laws*
      3        Not Applicable
      4        Not Applicable
      5        Investment Advisory Agreement*
      6        Distribution Agreement*
      7        Not Applicable
      8        Custodian Agreement with Fee Schedule*
      9        Services Agreement*
     10        Consent of Counsel*
     11        Consents of Independent Auditors (Filed Herewith)
                  11.1 Williams, Young & Associates, LLC
                  11.2 Ernst & Young LLP
                  11.3 Deloitte & Touche LLP
     12        Not Applicable
     13        Not Applicable
     14        Prototype Retirement Plan*
     15        Not Applicable
     16        Computation of Performance Data (Filed Herewith)
     17        Financial Data Schedules (Filed Herewith)
     18        Not Applicable

* Previously filed by Mosaic Equity Trust.

25.	Persons Controlled by or Under Common Control with Registrant.

None

26.	Number of Holders of Securities.

The number of holders of record of securities of the Registrant as of February 12, 1998 is as follows:

Title of Class              Number of Holders of Record

Shares of Beneficial Interest           3,009

27.	Indemnification

Previously Filed

28.	Business and Other Connections of Investment Advisor

     Name           Position with     Other Business
                       Advisor

Frank E. Burgess    Director       President and Director of
                                   Madison Investment Advisors,
                                   Inc., 6411 Mineral Point
                                   Road, Madison, WI  53705

Katherine L. Frank  President      Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Jay R. Sekelsky     Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Chris Berberet      Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

W. Richard Mason    Secretary      Secretary of Presidential
                                   Savings Bank, FSB and
                                   Presidential Service
                                   Corporation, 4600 East-West
                                   Highway, Bethesda, MD
                                   20814; Secretary of GIT
                                   Investment Services, Inc.
                                   of the same
                                   address as the Trust.

Julia M. Nelson    Vice President  Principal of GIT Investment
                                   Services, Inc.

29.	Principal Underwriters

(a) GIT Investment Services, Inc., the distributor of the Trust, also acts as distributor to Mosaic Government
Money Market Trust, Mosaic Tax-Free Trust and Mosaic Income Trust.

(b)

Name and Principal  Position and Offices  Position and Offices
Business Address    with Underwriters     with Registrant

A. Bruce Cleveland  Chairman, President   None
1700 N. Moore St.
Arlington, VA 22209

W. Richard Mason    Secretary             Secretary
1655 Ft. Myer Dr.
Arlington, VA 22209

Peggy L. Hicks      Treasurer             None
1700 N. Moore Street
Arlington, VA 22209

(c)  Not Applicable

30.  Location of Accounts and Records

The books, records and accounts of the Registrant will be maintained at 1655 Ft. Myer Drive, Arlington, VA 22209, at which address are located the offices of the Registrant and of Bankers Finance Investment Management Corp. Additional records and documents relating to the affairs of the Registrant are maintained by the Star Bank, N.A. of Cincinnati, OH, the Registrant's Custodian, at the Custodian's offices located at 425 Walnut Street, Cincinnati, OH 45202. Pursuant to the Custodian Agreement (see Article IX, Section 12), such materials will remain the property of the Registrant and will be available for inspection by the Registrant's officers and other duly authorized persons. Certain records may be maintained at the offices of the Advisor's parent, Madison Investment Advisors, Inc., 6411 Mineral Point Road, Madison, WI 53705.

31.  Management Services

Discussed in Parts A and B

32.  Undertakings

(a)  Not Applicable

(b)  Not Applicable

(c) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest
Annual Report to shareholders upon such person's request and without charge.

                           Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Arlington, Commonwealth of Virginia, on the 28 day of February, 1998.

                              Mosaic Equity Trust

                              By: (signature)
                              Katherine L. Frank
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                              Trustee                (Date)
Frank E. Burgess*

                                Trustee
Lorence Wheeler*                                     (Date)


                                Trustee
Thomas S. Kleppe *                                   (Date)


                                Trustee
James Imhoff*                                        (Date)


*(Signature),      Attorney-In-Fact,         2/28/1998
John Rashke, Esquire